UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders

Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

California Limited Term
Tax-Free Bond Fund

Annual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity® California Limited Term Tax-Free Bond Fund	2.31%	2.48%	3.45%

A From October 25, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® California Limited Term Tax-Free Bond Fund on October 25, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Tax-free municipal bonds posted a strong result for the 12 months ending February 28, 2015, buoyed by favorable supply-and-demand dynamics. While volatility rose in February amid a broad pullback for bonds, municipal bonds performed well over the past year. The Barclays® Municipal Bond Index returned 6.49%, outperforming the 5.05% advance of the U.S. investment-grade taxable bond market, as measured by the Barclays® U.S. Aggregate Bond Index. Throughout much of the period, municipal supply was muted, as many issuers exercised a level of fiscal conservatism. Much of the new issuance was used for the purpose of refunding existing debt at lower financing rates, as opposed to funding new projects. This, in addition to a steady stream of municipal bond cash flows from coupon payments and maturities, fostered an environment of strong demand. Investors took solace that the financial distress experienced by Puerto Rico, Detroit and a few California cities in bankruptcy did not expand to the broader market. Lastly, the tax advantages of munis had particular appeal in light of higher federal tax rates for top earners that took effect in 2013, as well as the new 3.8% Medicare tax on unearned, non-municipal investment income.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® California Limited Term Tax-Free Bond Fund: For the year, the fund returned 2.31%, versus 1.68% for the Barclays® California 1-7 Year Non-AMT Enhanced Municipal Bond Index. I sought to generate attractive tax-exempt income for the fund and protect shareholder capital. The fund's yield-curve positioning was beneficial. The fund maintained a modest barbell, meaning it was slightly overweighted in longer- and shorter-maturity bonds within the fund's targeted universe of maturities. This was helpful because the yield curve flattened. An overweighting in lower-rated, investment-grade securities bolstered our result. These securities, which typically offered more yield than higher-rated bonds, drew strong demand from investors given the low-interest-rate environment. We saw particularly good returns from health care bonds, which were some of the best-performing securities in the lower-rate investment grade credit tiers and the national municipal market overall. The fund's smaller-than-index exposure to corporate-backed municipals curtailed relative performance. There was heavy demand for these bonds, resulting in their better-than-average performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Actual	.35%	$ 1,000.00	$ 1,007.50	$ 1.74
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	46.6	45.9
Health Care	9.8	11.1
Special Tax	9.0	11.5
Electric Utilities	7.6	8.0
Transportation	5.4	5.2
Weighted Average Maturity as of February 28, 2015
		6 months ago
Years	3.7	4.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	3.0	3.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
AAA 3.7%	AAA 1.4%
AA,A 77.1%	AA,A 79.9%
BBB 8.8%	BBB 11.0%
BB and Below 0.2%	BB and Below 0.1%
Not Rated 1.9%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 8.3%	Short-Term Investments and Net Other Assets 6.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments February 28, 2015

Showing Percentage of Net Assets

Municipal Bonds - 91.7%
	Principal Amount	Value
California - 91.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Sharp HealthCare Proj.):
Series 2011 A:
5% 8/1/17	$ 5,065,000	$ 5,567,549
5% 8/1/18	2,645,000	2,976,815
5% 8/1/22	1,655,000	1,950,020
Series 2012 A:
4% 8/1/21	1,200,000	1,351,356
5% 8/1/19	1,200,000	1,382,376
Series 2007 A, 5% 12/1/37 (Pre-Refunded to 12/1/17 @ 100)	3,350,000	3,737,562
Series 2012 C3, 2.15% 7/1/19	500,000	500,000
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/18 (AMBAC Insured)	8,145,000	7,556,198
Series 2013 A:
5% 10/1/19	1,000,000	1,164,300
5% 10/1/20	1,730,000	2,054,704
5% 10/1/21	2,725,000	3,276,513
Alameda County Wtr. District Rev.:
2.5% 6/1/15	895,000	900,191
2.5% 6/1/16	1,070,000	1,099,553
3% 6/1/15	525,000	528,675
3% 6/1/16	525,000	542,756
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	399,600
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	445,837
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	531,542
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (b)	1,000,000	1,012,420
1.875%, tender 4/1/19 (b)	16,250,000	16,644,225
Series 2014 E, 2% 4/1/34	3,000,000	3,046,050
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	5,000,000	5,955,800
Series 2011 N, 5% 5/1/19	5,000,000	5,805,900
California Econ. Recovery:
Series 2009 A:
5% 7/1/18	415,000	470,901
5% 7/1/18 (Escrowed to Maturity)	1,490,000	1,694,383
5% 7/1/19 (Escrowed to Maturity)	7,300,000	8,529,466
5% 7/1/22	5,000,000	5,310,500
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	$ 2,705,000	$ 3,189,141
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	1,595,000	1,880,473
Series 2009 B, 5% 7/1/20 (Pre-Refunded to 7/1/19 @ 100)	3,115,000	3,639,628
California Edl. Facilities Auth. Rev.:
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	501,900
5% 4/1/16	400,000	420,160
Series U5, 5% 5/1/21	8,000,000	9,709,280
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	456,300
4% 9/1/18	255,000	275,071
5% 9/1/16	300,000	320,643
5% 9/1/17	400,000	436,068
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (b)	7,000,000	7,489,440
4% 5/1/23	2,440,000	2,795,728
5% 12/1/15	15,000,000	15,544,800
5% 9/1/21	6,080,000	7,337,283
5% 9/1/21	2,000,000	2,413,580
5% 2/1/22	3,850,000	4,655,228
5.25% 9/1/22	12,390,000	15,314,536
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	355,000	360,712
(Children's Hosp. of Orange County Proj.) Series 2012 A:
3% 11/15/16	1,000,000	1,017,760
4% 11/15/17	1,000,000	1,053,050
5% 11/15/21	1,450,000	1,672,213
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,027,690
(Scripps Memorial Hosp. Proj.) Series A, 5% 10/1/16	500,000	535,910
(Sutter Health Proj.):
Series 2008 A:
5% 8/15/15	1,440,000	1,471,075
5.5% 8/15/16	1,900,000	2,040,543
Series 2011 B, 4% 8/15/17	1,000,000	1,082,730
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.82%, tender 7/1/17 (b)	3,000,000	3,041,640
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Series 2011 A, 5% 3/1/19	$ 5,010,000	$ 5,760,398
Series 2011 D:
5% 8/15/19	1,500,000	1,751,085
5% 8/15/20	1,460,000	1,738,101
Series 2011:
5% 8/15/19	2,000,000	2,342,360
5% 8/15/20	2,000,000	2,383,280
Series 2014 A:
5% 10/1/19	1,250,000	1,454,763
5% 10/1/20	1,200,000	1,422,396
5% 10/1/21	500,000	602,570
5% 10/1/22	1,650,000	2,009,255
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/16	1,530,000	1,606,592
5% 7/1/18	1,645,000	1,828,187
5% 7/1/20	875,000	1,004,089
Series 2010 A. 5% 7/1/22	1,850,000	2,096,957
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.125%, tender 2/1/17 (b)	5,000,000	5,032,600
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.3%, tender 4/1/15 (b)	10,000,000	10,000,400
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 0.3%, tender 5/1/15 (b)	2,000,000	2,000,040
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	2,985,000	3,111,474
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/21	7,000,000	8,394,400
(Dept. of Corrections & Rehab. Proj.) Series 2006 F, 5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,667,459
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19	8,100,000	8,901,171
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	260,000	263,442
(Monterey Bay Campus Library Proj.) Series 2009 D, 4% 4/1/15	660,000	662,013
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,197,350
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. Proj.) Series 2012 D:
4% 9/1/21	$ 1,000,000	$ 1,148,750
4% 9/1/22	1,000,000	1,152,780
4% 9/1/23	1,000,000	1,143,740
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,232,166
Series 2010 A, 5% 3/1/15	2,960,000	2,961,569
Series 2011 A, 5% 10/1/21	4,230,000	5,100,703
Series 2012 A, 5% 4/1/20	1,800,000	2,099,070
Series 2012 G, 5% 11/1/21	1,500,000	1,807,200
Series 2014 H, 5% 12/1/18	5,000,000	5,693,050
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	2,700,000	3,152,466
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,527,940
Series 2009 A, 5% 4/1/19	1,000,000	1,151,110
Series 2009 J, 5% 11/1/17	2,700,000	3,001,428
Series 2014 B:
5% 10/1/21	1,000,000	1,205,840
5% 10/1/22	1,225,000	1,490,764
Series 2014 C:
5% 10/1/21	1,355,000	1,633,913
5% 10/1/22	1,000,000	1,216,950
Series 2014 G, 5% 1/1/18	5,000,000	5,555,650
5% 9/1/20	3,500,000	4,109,140
California State Univ. Rev. Series 2009 A:
5% 11/1/15	1,000,000	1,032,030
5% 11/1/16	1,485,000	1,598,306
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds Series 2006 C, 4.25%, tender 11/1/16 (FGIC Insured) (b)	340,000	359,978
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	500,000	538,060
5% 11/1/18	500,000	567,800
(Enloe Health Sys. Proj.) Series 2008 B, 5% 8/15/15	60,000	61,267
(John Muir Health Proj.):
Series 2006 A, 5% 8/15/18	3,250,000	3,446,008
Series 2009 A, 5% 7/1/15	1,900,000	1,929,165
2.1% 10/1/19	2,200,000	2,201,342
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
2.4% 10/1/20	$ 1,250,000	$ 1,250,550
4% 6/1/15	325,000	327,935
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009, 5% 11/1/15	1,000,000	1,032,030
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B, 4% 9/1/16	1,125,000	1,184,648
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,214,147
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	3,923,251
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.485%, tender 12/12/15 (b)	7,000,000	7,004,200
Corona-Norco Unified School District Series 2013 A:
5% 9/1/19	1,225,000	1,397,958
5% 9/1/20	1,285,000	1,491,808
5% 9/1/22	500,000	586,405
Corona-Norco Unified School District Spl. Tax Series 2013:
4% 9/1/18	1,405,000	1,536,101
4% 9/1/20	1,665,000	1,846,518
Cupertino California Union School District 4% 8/1/16	1,825,000	1,919,827
East Bay Reg'l. Park District Series 2008 A, 3% 9/1/16	1,000,000	1,039,850
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	574,025
Eastern Muni. Wtr. Ds Wtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,220,495
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	628,712
5% 9/1/22	1,295,000	1,512,042
Fullerton School District:
4% 8/1/16	525,000	552,200
4% 8/1/17	600,000	645,852
5% 8/1/18	500,000	562,725
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/21	5,000,000	5,966,550
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/16	1,030,000	1,097,578
5% 11/1/17	1,080,000	1,181,088
5% 11/1/18	1,135,000	1,264,288
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Indio Pub. Fing. Auth. Lease Rev. Series 2012: - continued
5% 11/1/19	$ 635,000	$ 719,011
5% 11/1/20	670,000	767,740
5% 11/1/21	455,000	524,055
5% 11/1/22	745,000	860,021
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,193,680
4% 9/2/20	1,000,000	1,105,770
5% 9/2/20	800,000	919,800
5% 9/2/22	750,000	876,863
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	591,055
5% 9/1/21	615,000	736,733
5% 9/1/22	615,000	742,299
5% 9/1/23	1,205,000	1,461,918
Series 2013 A:
5% 9/1/21	1,000,000	1,179,120
5% 9/1/22	2,000,000	2,369,660
5% 9/1/23	1,500,000	1,781,520
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
4% 8/1/15	125,000	126,990
4% 8/1/16	100,000	105,196
4% 8/1/17	175,000	189,511
5% 8/1/19	250,000	292,430
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,529,552
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/15	1,000,000	1,009,720
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,625,547
Los Alamitos Unified School District 0% 9/1/16 (Escrowed to Maturity)	2,000,000	1,988,700
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	591,340
5% 3/1/21	500,000	595,500
5% 9/1/21	1,270,000	1,518,793
5% 3/1/22	1,000,000	1,200,610
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/18	3,000,000	3,410,460
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	$ 5,000,000	$ 5,319,750
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.):
Series 2014 B2, 3% 11/15/20	1,525,000	1,547,799
Series 2014 B3, 2.5% 11/15/20	4,500,000	4,549,860
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/19	5,000,000	5,837,500
Series 2014 B, 5% 7/1/19	450,000	525,375
Los Angeles Gen. Oblig. Series 2009 A, 4% 9/1/15	2,085,000	2,124,761
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2010 D, 5% 11/1/15	1,880,000	1,937,942
Series 2012 C, 5% 3/1/21	5,055,000	6,033,244
Series 2014 A, 5% 5/1/23	475,000	575,790
Series 2014 B, 5% 5/1/23	200,000	242,438
Los Angeles Unified School District:
Series 2002, 5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,581,421
Series 2004 I, 5% 7/1/16	3,180,000	3,376,588
Series 2004 J, 4% 1/1/16	5,800,000	5,983,512
Series 2005 K:
4% 1/1/16	3,860,000	3,982,130
4% 1/1/17	1,760,000	1,873,749
Series 2009 KRY, 5% 7/1/15	5,000,000	5,079,400
Series 2014 B, 5% 7/1/17	20,000,000	22,072,785
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,164,381
Series 2012 A, 5% 10/1/19	5,000,000	5,826,350
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/22	5,000,000	6,154,100
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,059,200
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
4% 7/1/15	100,000	101,111
4% 7/1/17	85,000	90,379
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/15	1,870,000	1,891,673
3% 8/1/16	1,925,000	1,994,935
3% 8/1/17	1,735,000	1,818,211
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,266,580
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/15 (FSA Insured)	$ 2,000,000	$ 2,032,000
Mount Diablo Unified School District Series 2011, 4% 2/1/17	525,000	559,960
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,230,806
Newport Mesa Unified School District Series 2010:
4% 8/1/16	625,000	657,475
4% 8/1/17	500,000	539,460
North Orange County Cmnty. College District Rev. 5% 8/1/16 (Pre-Refunded to 8/1/15 @ 100)	35,000	35,690
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A:
3% 8/1/15	1,705,000	1,724,335
4% 8/1/16	1,335,000	1,400,682
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	2,057,273
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,060,450
5% 7/1/17	2,750,000	3,008,803
(Lodi Energy Ctr. Proj.) Series 2010 A, 5% 6/1/15	2,295,000	2,321,714
Oakland Unified School District Alameda County:
Series 2007, 5% 8/1/17 (FGIC Insured)	625,000	682,144
Series 2013:
5% 8/1/17	2,250,000	2,455,718
5% 8/1/18	1,000,000	1,113,740
5% 8/1/19	1,000,000	1,136,380
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,919,377
Ohlone Cmnty. College District Series 2010:
4% 8/1/15	300,000	304,764
4% 8/1/17	450,000	486,302
4% 8/1/18	200,000	219,984
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,709,294
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A, 4% 8/15/15	50,000	50,861
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
4% 10/1/15	100,000	102,200
4% 10/1/16	100,000	105,549
4% 10/1/17	420,000	454,633
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
4% 6/1/18	$ 1,345,000	$ 1,463,911
4% 6/1/20	1,560,000	1,745,827
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,765,875
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/15	250,000	253,970
5% 8/1/17	470,000	518,772
5% 8/1/18	505,000	571,246
Pasadena Unified School District Gen. Oblig. Series 2009 A1, 5% 8/1/15	1,000,000	1,019,960
Poway Unified School District Pub. Fing.:
4% 9/15/20	340,000	369,855
4% 9/15/21	325,000	356,051
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
4% 9/1/17	925,000	1,002,423
5% 9/1/18	650,000	739,479
5% 9/1/19	1,370,000	1,596,982
5% 9/1/20 (FSA Insured)	1,175,000	1,395,794
5% 9/1/21 (FSA Insured)	1,000,000	1,204,740
5% 9/1/22 (FSA Insured)	1,400,000	1,703,912
Rancho Santiago Cmnty. College District 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	45,000	46,068
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	4,164,178
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22	2,760,000	3,182,335
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,250,000	1,399,975
Series 1993 B, 5.4% 11/1/20	2,855,000	3,197,828
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009, 5% 7/1/16	1,275,000	1,347,866
Sacramento County (Pub. Facilities Proj.) 5% 2/1/16	3,000,000	3,107,640
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,714,387
5% 8/15/20	5,500,000	6,538,125
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800,000	2,834,916
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900,000	2,934,916
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Bernardino Cmnty. College District Series A:
5% 8/1/16	$ 215,000	$ 229,158
5% 8/1/17	150,000	165,300
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A, 5% 8/1/15	5,000,000	5,095,400
Series 2009 B, 5.25% 8/1/19	3,285,000	3,742,239
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,369,478
5% 8/1/22 (FSA Insured)	1,500,000	1,801,530
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,863,418
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/19	3,000,000	3,454,920
San Diego County Calif Wtr. Auth. Series 2011 S1, 5% 7/1/16	5,000,000	5,305,900
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,480,100
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	11,778,267
San Francisco City & County Redev. Agcy. Successor:
(San Francisco Redev. Projs.) Series 2014 C:
4% 8/1/17	2,400,000	2,585,808
5% 8/1/18	2,500,000	2,822,575
5% 8/1/20	1,000,000	1,174,900
5% 8/1/21	1,000,000	1,190,850
5% 8/1/22	175,000	209,647
5% 8/1/19	2,050,000	2,368,201
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B, 5% 8/1/16	1,095,000	1,156,572
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,871,176
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A, 3% 8/1/16	800,000	822,088
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 D:
5% 11/1/16	3,355,000	3,609,242
5% 11/1/16 (Escrowed to Maturity)	1,090,000	1,174,104
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	391,820
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Jacinto Unified School District: - continued
Series 2014:
5% 8/1/20 (FSA Insured)	$ 165,000	$ 194,608
5% 8/1/21 (FSA Insured)	150,000	179,228
5% 8/1/23 (FSA Insured)	400,000	486,568
5% 8/1/24 (FSA Insured)	750,000	918,293
San Joaquin County Ctfs. of Prtn. 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,406,182
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,328,833
Series 2013 A, 4% 6/1/21	1,000,000	1,138,180
San Mateo Redev. Agcy. Tax Series 2007 A, 5% 8/1/16 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,158,925
San Mateo-Foster City School District:
3% 8/15/15 (a)	405,000	407,353
5% 8/15/20 (a)	2,510,000	2,911,123
5% 8/15/21 (a)	7,105,000	8,353,633
San Pablo Calif Redev. Agcy. Series 2014 A:
4% 6/15/19 (FSA Insured)	380,000	421,405
5% 6/15/20 (FSA Insured)	1,000,000	1,173,140
5% 6/15/21 (FSA Insured)	500,000	594,930
5% 6/15/22 (FSA Insured)	1,000,000	1,200,040
5% 6/15/23 (FSA Insured)	630,000	763,384
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	4,143,090
Santa Clara County Fing. Auth. Lease Rev. Series 2010 N:
5% 5/15/15	1,000,000	1,009,460
5% 5/15/16	1,000,000	1,055,250
Santa Monica Calif Pub. Fin. Rev. Series 2011 A:
4% 6/1/19	880,000	986,630
4% 6/1/20	770,000	875,005
Santa Monica Cmnty. College District Gen. Oblig. Series 2010 A, 5% 8/1/15	250,000	254,990
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A, 5% 12/1/15	300,000	310,527
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/18	1,000,000	1,122,170
5% 8/15/21	750,000	873,128
5% 8/15/22	750,000	880,163
Municipal Bonds - continued
	Principal Amount	Value
California - continued
South Placer Wastewtr. Auth. Rev. Series C, 4% 11/1/15	$ 1,135,000	$ 1,163,659
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2013 A, 5% 7/1/21	5,000,000	6,075,700
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,835,017
5% 7/1/21 (FSA Insured)	1,200,000	1,419,120
5% 7/1/22 (FSA Insured)	1,220,000	1,455,362
Sweetwater Union High School District:
4.5% 9/1/17	500,000	545,550
5% 9/1/19	1,000,000	1,156,660
5% 9/1/20	1,000,000	1,175,190
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22 (Pre-Refunded to 8/1/19 @ 100)	1,250,000	1,481,688
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,148,230
5.375% 8/1/22 (Pre-Refunded to 8/1/19 @ 100)	1,750,000	2,074,363
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	988,173
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,234,951
Series 2009 O:
5% 5/15/17	950,000	1,044,392
5% 5/15/17 (Escrowed to Maturity)	50,000	54,922
Series 2010 S, 5% 5/15/16	1,785,000	1,886,513
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/16	1,000,000	1,031,760
5% 1/1/17	2,115,000	2,251,291
5% 1/1/18	2,220,000	2,401,973
Vacaville Unified School District Series 2014 C:
3% 8/1/16 (Build America Mutual Assurance Insured) (a)	940,000	966,141
4% 8/1/17 (Build America Mutual Assurance Insured) (a)	1,030,000	1,097,053
5% 8/1/19 (Build America Mutual Assurance Insured) (a)	1,255,000	1,426,960
5% 8/1/21 (Build America Mutual Assurance Insured) (a)	1,530,000	1,788,142
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/20	250,000	294,018
5% 1/1/21	250,000	298,935
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Walnut Energy Ctr. Auth. Rev. Series 2014 A: - continued
5% 1/1/22	$ 350,000	$ 421,869
Washington Township Health Care District Rev.:
Series 2009 A:
5% 7/1/15	520,000	527,223
5% 7/1/16	200,000	210,474
Series 2010 A, 5% 7/1/17	1,000,000	1,085,170
West Contra Costa Unified School District:
Series 2014 A:
4% 8/1/17	1,200,000	1,295,604
4% 8/1/20	2,715,000	3,073,842
4% 8/1/21	1,355,000	1,543,453
5% 8/1/18	2,630,000	2,980,684
5% 8/1/19	2,325,000	2,705,393
5% 8/1/22	575,000	694,537
5% 8/1/23	1,500,000	1,822,065
Series B:
3% 8/1/16 (a)	1,000,000	1,036,770
4% 8/1/17 (a)	850,000	915,926
5% 8/1/19 (a)	1,290,000	1,495,071
5% 8/1/18 (FSA Insured)	1,500,000	1,700,010
5% 8/1/19 (FSA Insured)	1,500,000	1,745,415
Wiseburn Unified School District Series 2015 B:
2% 8/1/15 (a)	230,000	230,867
3% 8/1/16 (a)	2,310,000	2,379,185
4% 8/1/17 (a)	2,485,000	2,661,087
5% 8/1/18 (a)	2,680,000	3,007,067
5% 8/1/19 (a)	2,925,000	3,364,657
5% 8/1/21 (a)	1,690,000	2,009,951
		724,009,321
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,765,890
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 5% 10/1/15	600,000	613,680
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	$ 1,000,000	$ 1,056,480
Series 2009 B, 5% 10/1/16	2,000,000	2,112,960
		3,783,120
TOTAL INVESTMENT PORTFOLIO - 91.7% (Cost $707,416,039)	729,558,331
NET OTHER ASSETS (LIABILITIES) - 8.3%	65,682,033
NET ASSETS - 100%	$ 795,240,364
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	46.6%
Others (Individually Less Than 5%)	13.3%
Health Care	9.8%
Special Tax	9.0%
Electric Utilities	7.6%
Transportation	5.4%
Net Other Assets (Liabilities)	8.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $707,416,039)		$ 729,558,331
Cash		92,994,728
Receivable for fund shares sold		772,161
Interest receivable		6,888,135
Prepaid expenses		1,101
Receivable from investment adviser for expense reductions		104,217
Other receivables		9,955
Total assets		830,328,628

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 33,954,211
Payable for fund shares redeemed	376,827
Distributions payable	249,694
Accrued management fee	239,711
Other affiliated payables	215,551
Other payables and accrued expenses	52,270
Total liabilities		35,088,264

Net Assets		$ 795,240,364
Net Assets consist of:
Paid in capital		$ 772,621,720
Distributions in excess of net investment income		(857)
Accumulated undistributed net realized gain (loss) on investments		477,209
Net unrealized appreciation (depreciation) on investments		22,142,292
Net Assets, for 73,924,377 shares outstanding		$ 795,240,364
Net Asset Value, offering price and redemption price per share ($795,240,364 ÷ 73,924,377 shares)		$ 10.76

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2015
Investment Income
Interest		$ 16,177,154

Expenses
Management fee	$ 2,715,899
Transfer agent fees	664,408
Accounting fees and expenses	168,820
Custodian fees and expenses	11,706
Independent trustees' compensation	3,222
Registration fees	22,588
Audit	58,496
Legal	2,081
Miscellaneous	5,840
Total expenses before reductions	3,653,060
Expense reductions	(1,046,742)	2,606,318
Net investment income (loss)		13,570,836
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		449,788
Change in net unrealized appreciation (depreciation) on investment securities		2,892,352
Net gain (loss)		3,342,140
Net increase (decrease) in net assets resulting from operations		$ 16,912,976

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,570,836	$ 15,176,419
Net realized gain (loss)	449,788	1,676,148
Change in net unrealized appreciation (depreciation)	2,892,352	(8,999,166)
Net increase (decrease) in net assets resulting from operations	16,912,976	7,853,401
Distributions to shareholders from net investment income	(13,643,658)	(15,136,693)
Distributions to shareholders from net realized gain	-	(1,390,810)
Total distributions	(13,643,658)	(16,527,503)
Share transactions Proceeds from sales of shares	247,890,858	239,949,727
Reinvestment of distributions	10,288,170	12,822,497
Cost of shares redeemed	(171,245,282)	(332,362,040)
Net increase (decrease) in net assets resulting from share transactions	86,933,746	(79,589,816)
Redemption fees	7,086	11,184
Total increase (decrease) in net assets	90,210,150	(88,252,734)

Net Assets
Beginning of period	705,030,214	793,282,948
End of period (including distributions in excess of net investment income of $857 and undistributed net investment income of $99,385, respectively)	$ 795,240,364	$ 705,030,214
Other Information Shares
Sold	23,089,851	22,466,059
Issued in reinvestment of distributions	958,130	1,201,997
Redeemed	(15,950,543)	(31,191,767)
Net increase (decrease)	8,097,438	(7,523,711)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2015	2014	2013	2012 D	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.81	$ 10.85	$ 10.54	$ 10.64
Income from Investment Operations
Net investment income (loss) B	.194	.219	.232	.247	.249
Net realized and unrealized gain (loss)	.051	(.080)	(.039)	.331	(.092)
Total from investment operations	.245	.139	.193	.578	.157
Distributions from net investment income	(.195)	(.218)	(.227)	(.251)	(.249)
Distributions from net realized gain	-	(.021)	(.006)	(.017)	(.008)
Total distributions	(.195)	(.239)	(.233)	(.268)	(.257)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 10.76	$ 10.71	$ 10.81	$ 10.85	$ 10.54
Total Return A	2.31%	1.32%	1.79%	5.55%	1.48%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.49%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.34%	.35%	.34%
Net investment income (loss)	1.81%	2.05%	2.14%	2.31%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 795,240	$ 705,030	$ 793,283	$ 786,685	$ 627,689
Portfolio turnover rate	25%	22%	17%	12%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2015

1. Organization.

Fidelity California Limited Term Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and Net Asset Value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,239,324
Gross unrealized depreciation	(97,065)
Net unrealized appreciation (depreciation) on securities	$ 22,142,259

Tax Cost	$ 707,416,072

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 477,208
Net unrealized appreciation (depreciation) on securities and other investments	$ 22,142,259

The tax character of distributions paid was as follows:

	February 28, 2015	February 28, 2014
Tax-exempt Income	$ 13,643,658	$ 15,136,693
Long-term Capital Gains	-	1,390,810
Total	$ 13,643,658	$ 16,527,503

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

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3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $259,908,495 and $172,384,980, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .09% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,126 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

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Notes to Financial Statements - continued

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,020,937.

In addition, through arrangements with the Fund's custodian, and transfer agents, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $8,541 and 17,264, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Limited Term Tax-Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Limited Term Tax-Free Bond Fund (a fund of Fidelity California Municipal Trust) at February 28, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Limited Term Tax-Free Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 14, 2015

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Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 217 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

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Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of FMR Investment Management (U.K.) Limited (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and FMR Investment Management (U.K.) Limited (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Invest-ments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of California Limited Term Tax-Free Bond voted to pay on April 13, 2015 to shareholders of record at the opening of business on April 10, 2015 a distribution of $0.008 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2015, $477,208, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2015, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Limited Term Tax-Free Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Limited Term Tax-Free Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Investment Management
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CSI-UANN-0415
1.817076.109
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

California
Municipal Income
Fund

Annual Report

February 28, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Past 10 years
Fidelity® California Municipal Income Fund	7.91%	6.05%	4.77%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® California Municipal Income Fund, a class of the fund, on February 28, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Tax-free municipal bonds posted a strong result for the 12 months ending February 28, 2015, buoyed by favorable supply-and-demand dynamics. While volatility rose in February amid a broad pullback for bonds, municipal bonds performed well over the past year. The Barclays® Municipal Bond Index returned 6.49%, outperforming the 5.05% advance of the U.S. investment-grade taxable bond market, as measured by the Barclays® U.S. Aggregate Bond Index. Throughout much of the period, municipal supply was muted, as many issuers exercised a level of fiscal conservatism. Much of the new issuance was used for the purpose of refunding existing debt at lower financing rates, as opposed to funding new projects. This, in addition to a steady stream of municipal bond cash flows from coupon payments and maturities, fostered an environment of strong demand. Investors took solace that the financial distress experienced by Puerto Rico, Detroit and a few California cities in bankruptcy did not expand to the broader market. Lastly, the tax advantages of munis had particular appeal in light of higher federal tax rates for top earners that took effect in 2013, as well as the new 3.8% Medicare tax on unearned, non-municipal investment income.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® California Municipal Income Fund: For the year, the fund's Retail Class shares returned 7.91%, versus 7.15% for the Barclays® California Enhanced Municipal Bond Index. I sought to generate attractive tax-exempt income for the fund and protect shareholder capital. An oveweighting in lower-rated investment-grade securities bolstered our result. These securities, which typically offered more yield than higher-rated bonds, drew strong demand from investors given the low-interest-rate environment. We saw particularly good returns from health care bonds, which were some of the best-performing securities in the lower-rate investment grade credit tiers and the national municipal market overall. The fund's yield-curve positioning was a positive. The fund maintained a modest barbell, meaning it was slightly overweighted in longer- and shorter-maturity bonds. This proved helpful when the yield curve flattened. I kept the fund's overall interest rate sensitivity, as measured by duration, in line with the benchmark. The fund's relative performance was hurt by its underweighting in general obligation (GO) bonds issued by the state, which were among the biggest gainers in the national municipal market. The state's rapidly improving financial position and credit-rating upgrades sparked demand for California GOs.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.80%
Actual		$ 1,000.00	$ 1,027.40	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.73%
Actual		$ 1,000.00	$ 1,028.50	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Class B	1.37%
Actual		$ 1,000.00	$ 1,024.50	$ 6.88
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 6.85
Class C	1.56%
Actual		$ 1,000.00	$ 1,023.60	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
California Municipal Income	.46%
Actual		$ 1,000.00	$ 1,030.00	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,028.70	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	46.9	48.3
Health Care	10.5	12.6
Transportation	8.1	8.2
Special Tax	7.8	9.8
Escrowed/Pre-Refunded	7.1	4.8
Weighted Average Maturity as of February 28, 2015
		6 months ago
Years	6.1	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	6.0	6.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
AAA 3.3%	AAA 1.8%
AA,A 79.3%	AA,A 82.4%
BBB 7.3%	BBB 7.6%
BB and Below 1.0%	BB and Below 2.4%
Not Rated 2.1%	Not Rated 2.5%
Short-Term Investments and Net Other Assets 7.0%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P ® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments February 28, 2015

Showing Percentage of Net Assets

Municipal Bonds - 93.0%
	Principal Amount (000s)	Value (000s)
California - 92.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16 (Pre-Refunded to 8/1/15 @ 102)	$ 380	$ 394
5% 8/1/18 (Pre-Refunded to 8/1/15 @ 102)	330	343
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 102)	555	577
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,580
Series 2012 A:
5% 8/1/24	1,050	1,223
5% 8/1/25	1,245	1,442
5% 8/1/27	300	344
5% 8/1/28	400	457
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,492
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,913
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
0% 10/1/19	8,550	7,673
5.3% 10/1/23 (AMBAC Insured)	935	1,024
5.4% 10/1/24 (AMBAC Insured)	4,585	5,035
5.45% 10/1/25 (AMBAC Insured)	5,160	5,674
Series 2013 A:
5% 10/1/24	7,750	9,356
5% 10/1/25	5,245	6,274
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,956
5% 12/1/20 (AMBAC Insured)	2,810	3,132
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	2,230
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	1,917
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,191
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,186
0% 9/1/22 (FSA Insured)	5,150	4,228
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,568
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,186
Auburn Union School District Ctfs. of Prtn.:
5% 6/1/38 (Assured Guaranty Corp. Insured)	910	948
5% 6/1/38 (Pre-Refunded to 6/1/16 @ 100)	4,705	4,980
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,663
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (c)	1,000	1,012
1.875%, tender 4/1/19 (c)	6,250	6,402
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,500	6,520
Series 2014 E, 2% 4/1/34	6,000	6,092
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,923
5% 6/1/25	4,355	5,254
5% 6/1/27	2,755	3,283
5% 6/1/28	3,045	3,593
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,275
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,390
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,324
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,122
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	946
0% 8/1/18 (AMBAC Insured)	2,000	1,835
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,906
Series AI, 5% 12/1/25	2,700	3,240
California Econ. Recovery Series 2009 A:
5% 7/1/19 (Escrowed to Maturity)	1,725	2,016
5% 7/1/22	3,800	4,036
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	13,130	15,480
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	7,480	8,819
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	$ 1,000	$ 1,112
6% 3/1/38	1,000	1,109
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,246
Series 2010 A, 5% 10/1/25	5,860	6,758
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,323
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	10,021
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,486
Series 2009, 5% 1/1/39	2,700	3,022
5% 2/1/16	1,270	1,307
5% 2/1/16 (Escrowed to Maturity)	330	345
5% 2/1/17	790	837
5% 2/1/17 (Escrowed to Maturity)	210	228
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	959
4% 9/1/21	1,000	1,105
4% 9/1/22	740	814
4% 9/1/23	1,080	1,184
4% 9/1/24	1,125	1,227
5% 9/1/19	400	454
5% 9/1/39	5,000	5,646
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
4.5% 8/1/30	3,250	3,447
5% 9/1/17	750	785
5% 3/1/19	3,000	3,377
5% 9/1/21	1,000	1,207
5% 2/1/22	9,400	11,366
5% 8/1/22	1,500	1,621
5% 10/1/22	1,355	1,577
5% 11/1/22	1,600	1,779
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,113
5% 12/1/22	3,500	3,904
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 3/1/26	$ 2,800	$ 2,921
5% 6/1/26 (Pre-Refunded to 6/1/15 @ 100)	2,600	2,631
5% 10/1/26	6,065	7,407
5% 6/1/31 (Pre-Refunded to 6/1/15 @ 100)	2,000	2,024
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/17	105	105
5.25% 9/1/23	7,200	8,794
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	4,079
5.25% 3/1/38	11,375	12,622
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,869
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	3,003
5.5% 11/1/39	1,810	2,135
6% 4/1/18	1,570	1,813
6% 3/1/33	20,050	24,526
6% 4/1/38	1,190	1,426
6.5% 4/1/33	11,650	14,202
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	1,060	1,077
Series 2008 L, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	1,585	1,611
Series 2009 E, 5.625% 7/1/25	11,000	12,773
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,924
5% 11/15/23	2,000	2,327
5% 11/15/24	4,500	5,178
5% 11/15/34	3,150	3,431
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,311
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	108
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,910	5,883
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,380
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	$ 4,600	$ 5,505
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,597
Series 2008 A3, 5.5% 11/15/40	3,090	3,698
Series 2011 A, 5% 3/1/20	3,250	3,816
Series 2011 D:
5% 8/15/22	900	1,078
5% 8/15/23	700	834
5% 8/15/24	1,250	1,480
5% 8/15/25	2,000	2,352
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,050
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,189
5% 12/1/32	1,000	1,088
5% 12/1/42	3,000	3,234
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,621
5.25% 2/1/37	2,500	2,623
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	341
5% 7/1/20	500	574
5.125% 7/1/23	1,150	1,299
5.75% 7/1/40	5,155	5,703
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,178
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (d)	1,920	1,940
Bonds (Waste Mgmt., Inc. Proj.):
Series 2002 C, 3.25%, tender 6/3/24 (c)(d)	7,500	7,873
Series 2003 A, 0.7%, tender 5/1/15 (c)(d)	9,000	9,004
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/24	5,400	5,461
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,416
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20	$ 1,825	$ 1,952
5% 11/1/21	2,020	2,160
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,712
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,018
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	8,126
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,534
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,152
Series 2011 C:
5% 10/1/27	9,530	11,149
5.25% 10/1/24	4,170	5,038
5.25% 10/1/25	2,875	3,442
5.75% 10/1/31	4,000	4,821
(Dept. of Corrections State Prison Proj.):
Series 1993 E:
5.5% 6/1/15 (FSA Insured)	440	446
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220	223
Series A, 5% 12/1/19	3,115	3,423
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	1,945	1,971
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	1,160	1,174
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,931
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,882
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,057
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,625
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,991
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	$ 5,625	$ 5,797
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,625	1,826
(Univ. of California Research Proj.) Series 2006 E:
5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	2,410	2,591
5.25% 10/1/21 (Pre-Refunded to 10/1/16 @ 100)	2,900	3,129
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	2,057
5% 9/1/24	1,865	2,257
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,188
5% 4/1/25	5,300	6,237
Series 2012 G, 5% 11/1/25	2,500	2,966
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,605
5% 12/1/23	2,800	3,351
Series 2009 G1, 5.75% 10/1/30	1,800	2,134
Series 2009 I:
5.5% 11/1/23	1,535	1,813
6.125% 11/1/29	1,200	1,461
6.25% 11/1/21	2,000	2,450
6.375% 11/1/34	3,000	3,653
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,361
5.75% 11/1/28	6,525	7,729
6% 11/1/40	7,240	8,594
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,100	5,526
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,441
(Daughters of Charity Health Sys. Proj.) Series 2003 A, 5.25% 7/1/35	2,090	1,984
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	133
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,419
6.25% 8/15/33	2,500	2,900
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	$ 3,215	$ 3,394
Series 2007 A:
4.75% 4/1/33	2,000	2,130
5% 4/1/31	4,900	5,260
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	10,243
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,953
Series 2005 A, 5.25% 7/1/30	3,320	3,231
Series 2005 H, 5.25% 7/1/25	5,065	4,962
5.375% 6/1/26	2,520	2,994
6% 6/1/33	3,020	3,692
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	1,000
0% 5/1/16	1,365	1,359
0% 5/1/17	1,155	1,137
0% 5/1/18	1,335	1,289
0% 5/1/19	1,000	946
0% 5/1/34 (a)	5,300	4,932
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,697
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,109
5% 11/1/25 (AMBAC Insured)	3,820	4,236
5% 11/1/33 (AMBAC Insured)	5,000	5,491
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,905
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,340
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,711
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,777
5% 3/1/24	2,000	2,366
5% 3/1/25	2,000	2,355
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	$ 645	$ 744
5% 9/1/28	1,250	1,410
5% 9/1/32	1,125	1,259
5% 9/1/35	585	649
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,617
5% 8/1/25 (FSA Insured)	1,435	1,577
5% 8/1/26 (FSA Insured)	2,000	2,194
5% 8/1/27 (FSA Insured)	1,785	1,956
5% 8/1/31 (FSA Insured)	5,000	5,456
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,870
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,751
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,063
Cupertino California Union School District 5% 8/1/19	1,120	1,309
Davis Spl. Tax Rev. Series 2007:
5% 9/1/15 (AMBAC Insured)	725	739
5% 9/1/18 (AMBAC Insured)	835	903
5% 9/1/20 (AMBAC Insured)	925	996
5% 9/1/22 (AMBAC Insured)	1,020	1,090
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,364
5% 6/1/28	2,000	2,339
5% 6/1/29	1,650	1,919
5% 6/1/30	2,500	2,880
5% 6/1/31	1,750	2,005
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,251
6% 3/1/20 (FSA Insured)	1,000	1,136
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,609
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,437
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,820
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,093
0% 10/1/25 (AMBAC Insured)	1,665	1,036
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 867
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,833
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,667
0% 11/1/16 (Escrowed to Maturity)	3,500	3,481
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,668
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,142
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,428
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,067
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,929
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,929
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	11,154
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Pre-Refunded to 8/1/16 @ 100)	1,000	1,070
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	2,775	2,805
5% 6/1/45	12,125	12,257
Series 2007 A1, 5% 6/1/15	1,000	1,011
Series 2013 A, 5% 6/1/30	6,000	6,814
5% 6/1/45 (FSA Insured)	235	237
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,580
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,954
5% 9/2/23	1,000	1,193
5% 9/2/24	825	945
5% 9/2/25	500	591
5% 9/2/26	800	911
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	$ 1,200	$ 1,460
5% 9/1/25	1,700	2,070
5% 9/1/26	1,860	2,247
5% 9/1/27	1,725	2,062
5% 9/1/28	1,000	1,184
5% 9/1/29	1,250	1,472
Series 2013 A:
5% 9/1/24	3,830	4,526
5% 9/1/25	4,085	4,784
5% 9/1/26	4,105	4,787
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	2,046
5% 8/15/28	1,960	2,259
5% 8/15/29	4,225	4,843
5% 8/15/30	4,555	5,192
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	484
5% 8/1/22	450	535
5% 8/1/23	485	576
5% 8/1/24	1,000	1,183
5% 8/1/26	1,370	1,617
5% 8/1/28	760	893
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	3,486
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	4,400	5,290
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,167
5% 8/1/25	1,000	1,159
5% 8/1/26	1,000	1,150
5% 8/1/27	1,000	1,139
5% 8/1/28	1,000	1,131
5% 8/1/29	1,000	1,126
5% 8/1/30	1,000	1,122
5% 8/1/31	1,000	1,119
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	$ 3,790	$ 4,409
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	374
0% 6/1/28 (FSA Insured)	2,995	1,867
0% 6/1/31 (Escrowed to Maturity)	1,465	925
0% 6/1/31 (FSA Insured)	8,285	4,481
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,221
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,784
Series A, 5.75% 8/1/33	2,800	3,353
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	12,152
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,191
Series 2010 C, 5.25% 8/1/39	1,300	1,533
Series 2015 A, 5% 8/1/29	7,000	8,388
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,865
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,412
5% 3/1/23	1,600	1,931
(Disney Parking Proj.):
0% 3/1/18	3,000	2,877
0% 3/1/19	3,200	3,004
0% 3/1/20	1,000	912
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,563
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,477
Los Angeles Dept. Arpt. Rev.:
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,053
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,197
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,481
Series 2015 A:
5% 5/15/24 (d)	795	963
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev.: - continued
Series 2015 A:
5% 5/15/25 (d)	$ 2,250	$ 2,735
5% 5/15/26 (d)	1,705	2,052
5% 5/15/27 (d)	1,250	1,490
5% 5/15/28 (d)	1,250	1,477
5% 5/15/29 (d)	1,575	1,848
5% 5/15/30 (d)	1,400	1,635
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (Pre-Refunded to 7/1/15 @ 100)	2,800	2,844
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	5,625	6,427
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,152
Series 2012 C, 5% 3/1/26	3,000	3,474
Series 2014 A:
5% 5/1/24	325	396
5% 5/1/25	540	651
5% 5/1/29	500	585
5% 5/1/30	1,000	1,164
5% 5/1/31	1,555	1,798
Series 2014 B:
5% 5/1/24	200	244
5% 5/1/25	225	271
5% 5/1/29	500	585
5% 5/1/30	400	465
5% 5/1/31	400	461
Los Angeles Unified School District:
Series 2007 A1, 4.5% 1/1/28	6,900	7,411
Series 2011 A1, 5% 7/1/21	7,110	8,640
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,858
Series 2012 B, 5% 6/1/28	4,800	5,601
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,190	1,367
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,877
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	$ 500	$ 563
5% 7/1/39	4,095	4,562
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,661
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	885
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,692
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,959
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,667
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,693
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,256
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,377
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,176
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	1,057
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,958
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	905
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,934
5% 9/1/25	1,000	1,157
5% 9/1/26	1,155	1,332
Murrieta Valley Unified School District Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,388
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,609
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,746
12% 8/1/17 (FSA Insured)	1,000	1,267
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,800
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
North City West School Facilities Fing. Auth. Spl. Tax: - continued
Series 2006 C:
5% 9/1/17 (AMBAC Insured)	$ 2,735	$ 2,963
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,918
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,686
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,549
Series 2012, 5% 1/15/25	3,460	4,044
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	895	996
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23	2,810	3,290
6.5% 8/1/24	1,220	1,420
Series 2013:
6.25% 8/1/30	1,500	1,779
6.625% 8/1/38	5,000	6,014
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,486
5% 2/1/23	5,000	5,837
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,553
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,742
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,772
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	855
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,097
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,408
Series 2011 O, 5% 5/1/22 (d)	4,500	5,244
Series 2012 P:
5% 5/1/22 (d)	2,500	2,976
5% 5/1/24 (d)	2,820	3,297
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	$ 12,800	$ 6,624
Series 2011, 0% 8/1/46	10,150	2,627
Series B:
0% 8/1/33	4,840	2,394
0% 8/1/35	9,000	3,987
0% 8/1/37	6,325	2,553
0% 8/1/38	20,710	7,991
0% 8/1/40	11,665	4,067
0% 8/1/41	5,130	1,668
Poway Unified School District Pub. Fing. 5% 9/15/26	940	1,073
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,122
5% 9/1/26 (FSA Insured)	1,350	1,625
5% 9/1/27 (FSA Insured)	1,700	2,019
5% 9/1/28 (FSA Insured)	1,700	1,996
5% 9/1/29 (FSA Insured)	1,850	2,157
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,820	3,943
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,203
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	120	120
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	130	130
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,800
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,894
5.75% 6/1/48	5,000	5,768
Series 2013 B:
0% 6/1/41	5,000	1,559
0% 6/1/42	6,000	1,785
0% 6/1/43	6,500	1,845
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	2,113
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,936
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,989
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rocklin Unified School District Series 2002: - continued
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,365	$ 3,777
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,357
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,187
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,172
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,240
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,682
Series A, 0% 12/1/26 (FGIC Insured)	6,000	3,861
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	3,336
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,835
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	2,935
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,427
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,106
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,640
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,333
5% 8/1/24 (FSA Insured)	1,250	1,495
5% 8/1/25 (FSA Insured)	2,000	2,370
5% 8/1/27 (FSA Insured)	2,000	2,332
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	2,042
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,316
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,872
San Diego County Ctfs. of Prtn. (North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,065
5% 11/15/17 (AMBAC Insured)	2,000	2,064
5% 11/15/18 (AMBAC Insured)	2,000	2,064
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (d)	1,400	1,486
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,713
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	$ 3,455	$ 4,107
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,301
Series 2008 C:
0% 7/1/37	1,300	516
0% 7/1/40	15,985	5,469
0% 7/1/42	16,525	5,167
0% 7/1/46	13,505	3,508
0% 7/1/47	4,000	992
Series 2008 E, 0% 7/1/47 (a)	8,700	4,359
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	4,100	4,113
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,518
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,923
Series 2014 A:
5% 5/1/40 (d)	1,865	2,081
5% 5/1/44 (d)	8,390	9,334
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,167
6.625% 8/1/39	1,000	1,196
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	943
5% 8/1/19	1,115	1,276
5% 8/1/21	800	916
5% 8/1/23	1,000	1,150
5% 8/1/24	750	859
San Jacinto Unified School District:
Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	3,080	3,427
Series 2014:
5% 8/1/25 (FSA Insured)	875	1,058
5% 8/1/26 (FSA Insured)	1,055	1,264
5% 8/1/27 (FSA Insured)	1,250	1,483
5% 8/1/28 (FSA Insured)	1,250	1,467
5% 8/1/29 (FSA Insured)	3,150	3,663
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jacinto Unified School District: - continued
Series 2014:
5% 8/1/30 (FSA Insured)	$ 4,070	$ 4,682
5% 8/1/31 (FSA Insured)	650	747
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,100
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	4,017
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,964
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,191
5% 6/1/26	3,000	3,570
5% 6/1/33	9,035	10,402
San Jose Int'l. Arpt. Rev.:
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,276
5% 3/1/24 (AMBAC Insured) (d)	9,690	10,325
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,501
Series 2014 A:
5% 3/1/19 (d)	500	568
5% 3/1/20 (d)	3,500	4,045
5% 3/1/21 (d)	2,750	3,220
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,272
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,987
San Marcos Unified School District Series 2010 A, 5% 8/1/38	5,000	5,695
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,885
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,181
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,613
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,108
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,064
San Mateo-Foster City School District:
5% 8/15/22 (b)	7,755	9,200
5% 8/1/23 (b)	8,100	9,652
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Pablo Calif Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	$ 825	$ 997
5% 6/15/26 (FSA Insured)	860	1,029
5% 6/15/27 (FSA Insured)	1,770	2,094
5% 6/15/28 (FSA Insured)	1,865	2,182
5% 6/15/29 (FSA Insured)	1,780	2,057
5% 6/15/30 (FSA Insured)	1,150	1,318
5% 6/15/31 (FSA Insured)	1,000	1,143
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,368
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,139
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,787
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,682
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,593
0% 9/1/22 (AMBAC Insured)	2,900	2,404
0% 9/1/25 (AMBAC Insured)	6,800	4,955
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	651
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,950
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,730
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,168
5% 8/15/26	1,975	2,283
5% 8/15/27	700	807
5% 8/15/28	1,000	1,150
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,366
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,662
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	362
5% 8/1/25 (FSA Insured)	750	898
5% 8/1/27 (FSA Insured)	265	312
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Stockton Unified School District Gen. Oblig.: - continued
Series 2012 A:
5% 8/1/28 (FSA Insured)	$ 510	$ 594
5% 8/1/38 (FSA Insured)	2,500	2,769
5% 8/1/42 (FSA Insured)	4,650	5,130
5% 7/1/23 (FSA Insured)	1,270	1,499
5% 7/1/24 (FSA Insured)	1,350	1,584
5% 7/1/25 (FSA Insured)	1,060	1,238
5% 7/1/26 (FSA Insured)	1,110	1,290
5% 7/1/27 (FSA Insured)	1,065	1,231
5% 1/1/29 (FSA Insured)	600	686
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,586
5% 9/1/21	4,705	5,598
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	6,090
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,356
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	5,000	6,061
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,794
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,658
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	953
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,597
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,463
4% 5/15/20	615	697
5% 5/15/19	2,830	3,289
Series 2013 J, 5% 5/15/48	7,300	8,173
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,519
Series 2009 O, 5.75% 5/15/34	9,900	11,685
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured) (b)	930	1,101
5% 8/1/24 (Build America Mutual Assurance Insured) (b)	1,045	1,244
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Vacaville Unified School District Series 2014 C: - continued
5% 8/1/25 (Build America Mutual Assurance Insured) (b)	$ 1,165	$ 1,407
5% 8/1/26 (Build America Mutual Assurance Insured) (b)	1,295	1,546
5% 8/1/30 (b)	6,710	7,606
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,816
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,196
5% 11/1/25	1,000	1,188
5% 11/1/26	1,000	1,180
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,294
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,555
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,388
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	641
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,537
5.5% 8/1/38	1,500	1,781
5.5% 8/1/40	5,000	5,906
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,429
6.25% 7/1/39	7,015	8,034
Series 2010 A, 5.5% 7/1/38	3,100	3,336
Series A:
5% 7/1/23	1,460	1,574
5% 7/1/25	1,665	1,792
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,720
Series 2012, 5% 8/1/32	8,265	9,420
Series 2014 A:
5% 8/1/23	365	443
5% 8/1/24	2,195	2,683
5% 8/1/25	2,555	3,099
5% 8/1/26	2,550	3,070
5% 8/1/27	1,150	1,372
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
West Contra Costa Unified School District: - continued
Series 2014 A:
5% 8/1/28	$ 1,000	$ 1,183
5% 8/1/29	1,675	1,972
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	2,058
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,647
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,764
		1,785,921
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18	1,565	1,730
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,632
Series 2009 B, 5% 10/1/25	1,500	1,674
		3,306
TOTAL INVESTMENT PORTFOLIO - 93.0% (Cost $1,621,261)	1,790,957
NET OTHER ASSETS (LIABILITIES) - 7.0%	134,896
NET ASSETS - 100%	$ 1,925,853
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	46.9%
Health Care	10.5%
Transportation	8.1%
Special Tax	7.8%
Escrowed/Pre-Refunded	7.1%
Others* (Individually Less Than 5%)	19.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,621,261)		$ 1,790,957
Cash		152,215
Receivable for fund shares sold		940
Interest receivable		17,942
Prepaid expenses		3
Other receivables		17
Total assets		1,962,074

Liabilities
Payable for investments purchased on a delayed delivery basis	31,399
Payable for fund shares redeemed	2,014
Distributions payable	1,704
Accrued management fee	581
Distribution and service plan fees payable	30
Other affiliated payables	441
Other payables and accrued expenses	52
Total liabilities		36,221

Net Assets		$ 1,925,853
Net Assets consist of:
Paid in capital		$ 1,773,438
Undistributed net investment income		9
Accumulated undistributed net realized gain (loss) on investments		(17,290)
Net unrealized appreciation (depreciation) on investments		169,696
Net Assets		$ 1,925,853

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($42,124 ÷ 3,200.0 shares)	$ 13.16

Maximum offering price per share (100/96.00 of $13.16)	$ 13.71
Class T: Net Asset Value and redemption price per share ($6,577 ÷ 498.3 shares)	$ 13.20

Maximum offering price per share (100/96.00 of $13.20)	$ 13.75
Class B: Net Asset Value and offering price per share ($651 ÷ 49.5 shares)A	$ 13.15

Class C: Net Asset Value and offering price per share ($23,697 ÷ 1,803.2 shares)A	$ 13.14

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,813,266 ÷ 137,939.2 shares)	$ 13.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($39,538 ÷ 3,001.3 shares)	$ 13.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2015

Investment Income
Interest		$ 70,564

Expenses
Management fee	$ 6,606
Transfer agent fees	1,357
Distribution and service plan fees	338
Accounting fees and expenses	337
Custodian fees and expenses	24
Independent trustees' compensation	8
Registration fees	86
Audit	55
Legal	5
Miscellaneous	13
Total expenses before reductions	8,829
Expense reductions	(32)	8,797
Net investment income (loss)		61,767
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,902
Change in net unrealized appreciation (depreciation) on investment securities		73,010
Net gain (loss)		75,912
Net increase (decrease) in net assets resulting from operations		$ 137,679

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,767	$ 66,576
Net realized gain (loss)	2,902	3,765
Change in net unrealized appreciation (depreciation)	73,010	(66,533)
Net increase (decrease) in net assets resulting from operations	137,679	3,808
Distributions to shareholders from net investment income	(63,616)	(66,057)
Share transactions - net increase (decrease)	124,704	(184,912)
Redemption fees	5	20
Total increase (decrease) in net assets	198,772	(247,141)

Net Assets
Beginning of period	1,727,081	1,974,222
End of period (including undistributed net investment income of $9 and undistributed net investment income of $1,989, respectively)	$ 1,925,853	$ 1,727,081

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2015	2014	2013	2012 E	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 13.02	$ 12.69	$ 11.64	$ 11.89
Income from Investment Operations
Net investment income (loss) C	.397	.437	.436	.464	.470
Net realized and unrealized gain (loss)	.544	(.396)	.324	1.049	(.252)
Total from investment operations	.941	.041	.760	1.513	.218
Distributions from net investment income	(.411)	(.431)	(.428)	(.463)	(.467)
Distributions from net realized gain	-	-	(.002)	-	(.001)
Total distributions	(.411)	(.431)	(.430)	(.463)	(.468)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 13.16	$ 12.63	$ 13.02	$ 12.69	$ 11.64
Total ReturnA, B	7.55%	.40%	6.08%	13.26%	1.79%
Ratios to Average Net Assets D
Expenses before reductions	.79%	.77%	.77%	.76%	.75%
Expenses net of fee waivers, if any	.79%	.77%	.77%	.76%	.75%
Expenses net of all reductions	.79%	.77%	.77%	.76%	.74%
Net investment income (loss)	3.07%	3.47%	3.38%	3.82%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 42	$ 34	$ 56	$ 53	$ 40
Portfolio turnover rate	10%	13%	9%	9%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2015	2014	2013	2012 E	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 13.05	$ 12.72	$ 11.67	$ 11.91
Income from Investment Operations
Net investment income (loss) C	.408	.442	.440	.463	.473
Net realized and unrealized gain (loss)	.543	(.385)	.323	1.049	(.245)
Total from investment operations	.951	.057	.763	1.512	.228
Distributions from net investment income	(.421)	(.437)	(.432)	(.462)	(.467)
Distributions from net realized gain	-	-	(.002)	-	(.001)
Total distributions	(.421)	(.437)	(.433) G	(.462)	(.468)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 13.20	$ 12.67	$ 13.05	$ 12.72	$ 11.67
Total ReturnA, B	7.61%	.53%	6.09%	13.21%	1.87%
Ratios to Average Net Assets D
Expenses before reductions	.72%	.71%	.75%	.78%	.75%
Expenses net of fee waivers, if any	.72%	.71%	.75%	.78%	.75%
Expenses net of all reductions	.72%	.71%	.74%	.78%	.75%
Net investment income (loss)	3.14%	3.52%	3.41%	3.81%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 6	$ 6	$ 5	$ 4
Portfolio turnover rate	10%	13%	9%	9%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

G Total distributions of $.433 per share is comprised of distributions from net investment income of $.4316 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2015	2014	2013	2012 E	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 13.01	$ 12.68	$ 11.63	$ 11.88
Income from Investment Operations
Net investment income (loss) C	.323	.360	.358	.388	.395
Net realized and unrealized gain (loss)	.543	(.394)	.325	1.051	(.253)
Total from investment operations	.866	(.034)	.683	1.439	.142
Distributions from net investment income	(.336)	(.356)	(.351)	(.389)	(.391)
Distributions from net realized gain	-	-	(.002)	-	(.001)
Total distributions	(.336)	(.356)	(.353)	(.389)	(.392)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 13.15	$ 12.62	$ 13.01	$ 12.68	$ 11.63
Total ReturnA, B	6.94%	(.20)%	5.45%	12.58%	1.15%
Ratios to Average Net Assets D
Expenses before reductions	1.37%	1.37%	1.37%	1.38%	1.38%
Expenses net of fee waivers, if any	1.37%	1.37%	1.37%	1.38%	1.38%
Expenses net of all reductions	1.37%	1.37%	1.37%	1.38%	1.38%
Net investment income (loss)	2.49%	2.87%	2.78%	3.21%	3.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 1	$ 2	$ 2
Portfolio turnover rate	10%	13%	9%	9%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2015	2014	2013	2012 E	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 13.00	$ 12.67	$ 11.62	$ 11.87
Income from Investment Operations
Net investment income (loss) C	.300	.337	.337	.369	.378
Net realized and unrealized gain (loss)	.544	(.393)	.325	1.051	(.252)
Total from investment operations	.844	(.056)	.662	1.420	.126
Distributions from net investment income	(.314)	(.334)	(.330)	(.370)	(.376)
Distributions from net realized gain	-	-	(.002)	-	(.001)
Total distributions	(.314)	(.334)	(.332)	(.370)	(.376) G
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 13.14	$ 12.61	$ 13.00	$ 12.67	$ 11.62
Total ReturnA, B	6.76%	(.37)%	5.28%	12.42%	1.02%
Ratios to Average Net Assets D
Expenses before reductions	1.54%	1.54%	1.54%	1.53%	1.51%
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.53%	1.51%
Expenses net of all reductions	1.54%	1.54%	1.53%	1.53%	1.51%
Net investment income (loss)	2.32%	2.70%	2.62%	3.05%	3.16%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 24	$ 24	$ 23	$ 17
Portfolio turnover rate	10%	13%	9%	9%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

G Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California Municipal Income

Years ended February 28,	2015	2014	2013	2012 D	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 13.00	$ 12.67	$ 11.63	$ 11.88
Income from Investment Operations
Net investment income (loss) B	.440	.473	.475	.499	.504
Net realized and unrealized gain (loss)	.543	(.384)	.325	1.040	(.252)
Total from investment operations	.983	.089	.800	1.539	.252
Distributions from net investment income	(.453)	(.469)	(.468)	(.499)	(.501)
Distributions from net realized gain	-	-	(.002)	-	(.001)
Total distributions	(.453)	(.469)	(.470)	(.499)	(.502)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 13.15	$ 12.62	$ 13.00	$ 12.67	$ 11.63
Total ReturnA	7.91%	.78%	6.41%	13.52%	2.08%
Ratios to Average Net Assets C
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.40%	3.77%	3.69%	4.12%	4.21%
Supplemental Data
Net assets, end of period (in millions)	$ 1,813	$ 1,629	$ 1,855	$ 1,741	$ 1,456
Portfolio turnover rate	10%	13%	9%	9%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2015	2014	2013	2012 D	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 13.03	$ 12.70	$ 11.65	$ 11.90
Income from Investment Operations
Net investment income (loss) B	.429	.463	.465	.492	.500
Net realized and unrealized gain (loss)	.543	(.394)	.324	1.049	(.255)
Total from investment operations	.972	.069	.789	1.541	.245
Distributions from net investment income	(.442)	(.459)	(.458)	(.491)	(.495)
Distributions from net realized gain	-	-	(.002)	-	(.001)
Total distributions	(.442)	(.459)	(.459) G	(.491)	(.495) F
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 13.17	$ 12.64	$ 13.03	$ 12.70	$ 11.65
Total ReturnA	7.80%	.62%	6.31%	13.51%	2.02%
Ratios to Average Net Assets C
Expenses before reductions	.55%	.54%	.54%	.53%	.51%
Expenses net of fee waivers, if any	.55%	.54%	.54%	.53%	.51%
Expenses net of all reductions	.55%	.54%	.54%	.53%	.51%
Net investment income (loss)	3.31%	3.69%	3.61%	4.05%	4.16%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 33	$ 33	$ 33	$ 21
Portfolio turnover rate	10%	13%	9%	9%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

F Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

G Total distributions of $.459 per share is comprised of distributions from net investment income of $.4578 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Annual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 171,710
Gross unrealized depreciation	(772)
Net unrealized appreciation (depreciation) on securities	$ 170,938

Tax Cost	$ 1,620,019

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (15,484)
Net unrealized appreciation (depreciation) on securities and other investments	$ 170,938

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (13,604)
2018	(1,880)
Total with expiration	$ (15,484)

At period end, the Fund was required to defer approximately $1,536 of losses on futures contracts.

The Fund intends to elect to defer to its next fiscal year $270 of capital losses recognized during the period November 1,2014 to February 28, 2015.

The tax character of distributions paid was as follows:

	February 28, 2015	February 28, 2014
Tax-exempt Income	$ 63,616	$ 66,057

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $208,336 and $177,983, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 92	$ 6
Class T	-%	.25%	16	-*
Class B	.65%	.25%	6	5
Class C	.75%	.25%	224	27
			$ 338	$ 38

* Amount represents one hundred and ninety six dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	1
Class B*	-**
Class C*	6
$ 12

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents four hundred fifty dollars.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 55.15
Class T	5.08
Class B	1.08
Class C	34.15
California Municipal Income	1,206.07
Institutional Class	56.16
	$ 1,357

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $32.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2015	2014
From net investment income
Class A	$ 1,157	$ 1,423
Class T	206	193
Class B	18	29
Class C	544	663
California Municipal Income	60,514	62,626
Institutional Class	1,177	1,123
Total	$ 63,616	$ 66,057

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended February 28,	2015	2014	2015	2014
Class A
Shares sold	1,084	791	$ 14,095	$ 9,903
Reinvestment of distributions	71	69	919	862
Shares redeemed	(673)	(2,425)	(8,683)	(30,125)
Net increase (decrease)	482	(1,565)	$ 6,331	$ (19,360)
Class T
Shares sold	65	99	$ 834	$ 1,236
Reinvestment of distributions	12	11	159	137
Shares redeemed	(58)	(65)	(746)	(809)
Net increase (decrease)	19	45	$ 247	$ 564
Class B
Shares sold	-**	-*	$ 3	$ 5
Reinvestment of distributions	1	1	11	15
Shares redeemed	(17)	(29)	(212)	(363)
Net increase (decrease)	(16)	(28)	$ (198)	$ (343)
Class C
Shares sold	361	528	$ 4,694	$ 6,733
Reinvestment of distributions	30	36	392	451
Shares redeemed	(479)	(522)	(6,148)	(6,504)
Net increase (decrease)	(88)	42	$ (1,062)	$ 680

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended February 28,	2015	2014	2015	2014
California Municipal Income
Shares sold	23,587	27,190	$ 305,242	$ 339,862
Reinvestment of distributions	2,902	3,210	37,591	40,148
Shares redeemed	(17,675)	(43,931)	(228,780)	(547,233)
Net increase (decrease)	8,814	(13,531)	$ 114,053	$ (167,223)
Institutional Class
Shares sold	1,164	1,068	$ 15,138	$ 13,308
Reinvestment of distributions	63	60	817	747
Shares redeemed	(821)	(1,062)	(10,622)	(13,285)
Net increase (decrease)	406	66	$ 5,333	$ 770

* Amount represents four hundred five shares.

** Amount represents two hundred thirty-seven shares.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 15, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 217 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of FMR Investment Management (U.K.) Limited (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and FMR Investment Management (U.K.) Limited (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2015, 100% of the fund's income dividends was free from federal income tax, and 4.60% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2013 and the total expense ratio of Class C ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees as compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

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CFL-UANN-0415
1.790911.111
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

February 28, 2015

(Fidelity Cover Art)

Class A, Class T, Class B, and
Class C are classes of Fidelity®
California Municipal Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	3.24%	4.86%	4.06%
Class T (incl. 4.00% sales charge)	3.30%	4.91%	4.06%
Class B (incl. contingent deferred sales charge) B	1.94%	4.76%	3.99%
Class C (incl. contingent deferred sales charge) C	5.76%	4.92%	3.67%

A Effective April 1, 2007 Class A shares bear a 0.25% 12b-1 fee. Returns prior to April 1, 2007 reflect a 0.15% 12-b1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007, would have been lower.

B Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® California Municipal Income Fund - Class A on February 28, 2005, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Tax-free municipal bonds posted a strong result for the 12 months ending February 28, 2015, buoyed by favorable supply-and-demand dynamics. While volatility rose in February amid a broad pullback for bonds, municipal bonds performed well over the past year. The Barclays® Municipal Bond Index returned 6.49%, outperforming the 5.05% advance of the U.S. investment-grade taxable bond market, as measured by the Barclays® U.S. Aggregate Bond Index. Throughout much of the period, municipal supply was muted, as many issuers exercised a level of fiscal conservatism. Much of the new issuance was used for the purpose of refunding existing debt at lower financing rates, as opposed to funding new projects. This, in addition to a steady stream of municipal bond cash flows from coupon payments and maturities, fostered an environment of strong demand. Investors took solace that the financial distress experienced by Puerto Rico, Detroit and a few California cities in bankruptcy did not expand to the broader market. Lastly, the tax advantages of munis had particular appeal in light of higher federal tax rates for top earners that took effect in 2013, as well as the new 3.8% Medicare tax on unearned, non-municipal investment income.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity Advisor® California Municipal Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 7.55%, 7.61%, 6.94% and 6.76%, respectively (excluding sales charges), versus 7.15% for the Barclays® California Enhanced Municipal Bond Index. I sought to generate attractive tax-exempt income for the fund and protect shareholder capital. An oveweighting in lower-rated investment-grade securities bolstered our result. These securities, which typically offered more yield than higher-rated bonds, drew strong demand from investors given the low-interest-rate environment. We saw particularly good returns from health care bonds, which were some of the best-performing securities in the lower-rate investment grade credit tiers and the national municipal market overall. The fund's yield-curve positioning was a positive. The fund maintained a modest barbell, meaning it was slightly overweighted in longer- and shorter-maturity bonds. This proved helpful when the yield curve flattened. I kept the fund's overall interest rate sensitivity, as measured by duration, in line with the benchmark. The fund's relative performance was hurt by its underweighting in general obligation (GO) bonds issued by the state, which were among the biggest gainers in the national municipal market. The state's rapidly improving financial position and credit-rating upgrades sparked demand for California GOs.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.80%
Actual		$ 1,000.00	$ 1,027.40	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.73%
Actual		$ 1,000.00	$ 1,028.50	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Class B	1.37%
Actual		$ 1,000.00	$ 1,024.50	$ 6.88
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 6.85
Class C	1.56%
Actual		$ 1,000.00	$ 1,023.60	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
California Municipal Income	.46%
Actual		$ 1,000.00	$ 1,030.00	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,028.70	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	46.9	48.3
Health Care	10.5	12.6
Transportation	8.1	8.2
Special Tax	7.8	9.8
Escrowed/Pre-Refunded	7.1	4.8
Weighted Average Maturity as of February 28, 2015
		6 months ago
Years	6.1	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	6.0	6.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
AAA 3.3%	AAA 1.8%
AA,A 79.3%	AA,A 82.4%
BBB 7.3%	BBB 7.6%
BB and Below 1.0%	BB and Below 2.4%
Not Rated 2.1%	Not Rated 2.5%
Short-Term Investments and Net Other Assets 7.0%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P ® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments February 28, 2015

Showing Percentage of Net Assets

Municipal Bonds - 93.0%
	Principal Amount (000s)	Value (000s)
California - 92.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16 (Pre-Refunded to 8/1/15 @ 102)	$ 380	$ 394
5% 8/1/18 (Pre-Refunded to 8/1/15 @ 102)	330	343
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 102)	555	577
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,580
Series 2012 A:
5% 8/1/24	1,050	1,223
5% 8/1/25	1,245	1,442
5% 8/1/27	300	344
5% 8/1/28	400	457
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,492
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,913
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
0% 10/1/19	8,550	7,673
5.3% 10/1/23 (AMBAC Insured)	935	1,024
5.4% 10/1/24 (AMBAC Insured)	4,585	5,035
5.45% 10/1/25 (AMBAC Insured)	5,160	5,674
Series 2013 A:
5% 10/1/24	7,750	9,356
5% 10/1/25	5,245	6,274
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,956
5% 12/1/20 (AMBAC Insured)	2,810	3,132
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	2,230
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	1,917
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,191
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,186
0% 9/1/22 (FSA Insured)	5,150	4,228
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,568
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,186
Auburn Union School District Ctfs. of Prtn.:
5% 6/1/38 (Assured Guaranty Corp. Insured)	910	948
5% 6/1/38 (Pre-Refunded to 6/1/16 @ 100)	4,705	4,980
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,663
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (c)	1,000	1,012
1.875%, tender 4/1/19 (c)	6,250	6,402
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,500	6,520
Series 2014 E, 2% 4/1/34	6,000	6,092
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,923
5% 6/1/25	4,355	5,254
5% 6/1/27	2,755	3,283
5% 6/1/28	3,045	3,593
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,275
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,390
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,324
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,122
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	946
0% 8/1/18 (AMBAC Insured)	2,000	1,835
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,906
Series AI, 5% 12/1/25	2,700	3,240
California Econ. Recovery Series 2009 A:
5% 7/1/19 (Escrowed to Maturity)	1,725	2,016
5% 7/1/22	3,800	4,036
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	13,130	15,480
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	7,480	8,819
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	$ 1,000	$ 1,112
6% 3/1/38	1,000	1,109
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,246
Series 2010 A, 5% 10/1/25	5,860	6,758
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,323
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	10,021
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,486
Series 2009, 5% 1/1/39	2,700	3,022
5% 2/1/16	1,270	1,307
5% 2/1/16 (Escrowed to Maturity)	330	345
5% 2/1/17	790	837
5% 2/1/17 (Escrowed to Maturity)	210	228
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	959
4% 9/1/21	1,000	1,105
4% 9/1/22	740	814
4% 9/1/23	1,080	1,184
4% 9/1/24	1,125	1,227
5% 9/1/19	400	454
5% 9/1/39	5,000	5,646
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
4.5% 8/1/30	3,250	3,447
5% 9/1/17	750	785
5% 3/1/19	3,000	3,377
5% 9/1/21	1,000	1,207
5% 2/1/22	9,400	11,366
5% 8/1/22	1,500	1,621
5% 10/1/22	1,355	1,577
5% 11/1/22	1,600	1,779
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,113
5% 12/1/22	3,500	3,904
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 3/1/26	$ 2,800	$ 2,921
5% 6/1/26 (Pre-Refunded to 6/1/15 @ 100)	2,600	2,631
5% 10/1/26	6,065	7,407
5% 6/1/31 (Pre-Refunded to 6/1/15 @ 100)	2,000	2,024
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/17	105	105
5.25% 9/1/23	7,200	8,794
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	4,079
5.25% 3/1/38	11,375	12,622
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,869
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	3,003
5.5% 11/1/39	1,810	2,135
6% 4/1/18	1,570	1,813
6% 3/1/33	20,050	24,526
6% 4/1/38	1,190	1,426
6.5% 4/1/33	11,650	14,202
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	1,060	1,077
Series 2008 L, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	1,585	1,611
Series 2009 E, 5.625% 7/1/25	11,000	12,773
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,924
5% 11/15/23	2,000	2,327
5% 11/15/24	4,500	5,178
5% 11/15/34	3,150	3,431
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,311
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	108
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,910	5,883
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,380
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	$ 4,600	$ 5,505
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,597
Series 2008 A3, 5.5% 11/15/40	3,090	3,698
Series 2011 A, 5% 3/1/20	3,250	3,816
Series 2011 D:
5% 8/15/22	900	1,078
5% 8/15/23	700	834
5% 8/15/24	1,250	1,480
5% 8/15/25	2,000	2,352
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,050
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,189
5% 12/1/32	1,000	1,088
5% 12/1/42	3,000	3,234
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,621
5.25% 2/1/37	2,500	2,623
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	341
5% 7/1/20	500	574
5.125% 7/1/23	1,150	1,299
5.75% 7/1/40	5,155	5,703
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,178
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (d)	1,920	1,940
Bonds (Waste Mgmt., Inc. Proj.):
Series 2002 C, 3.25%, tender 6/3/24 (c)(d)	7,500	7,873
Series 2003 A, 0.7%, tender 5/1/15 (c)(d)	9,000	9,004
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/24	5,400	5,461
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,416
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20	$ 1,825	$ 1,952
5% 11/1/21	2,020	2,160
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,712
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,018
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	8,126
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,534
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,152
Series 2011 C:
5% 10/1/27	9,530	11,149
5.25% 10/1/24	4,170	5,038
5.25% 10/1/25	2,875	3,442
5.75% 10/1/31	4,000	4,821
(Dept. of Corrections State Prison Proj.):
Series 1993 E:
5.5% 6/1/15 (FSA Insured)	440	446
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220	223
Series A, 5% 12/1/19	3,115	3,423
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	1,945	1,971
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	1,160	1,174
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,931
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,882
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,057
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,625
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,991
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	$ 5,625	$ 5,797
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,625	1,826
(Univ. of California Research Proj.) Series 2006 E:
5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	2,410	2,591
5.25% 10/1/21 (Pre-Refunded to 10/1/16 @ 100)	2,900	3,129
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	2,057
5% 9/1/24	1,865	2,257
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,188
5% 4/1/25	5,300	6,237
Series 2012 G, 5% 11/1/25	2,500	2,966
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,605
5% 12/1/23	2,800	3,351
Series 2009 G1, 5.75% 10/1/30	1,800	2,134
Series 2009 I:
5.5% 11/1/23	1,535	1,813
6.125% 11/1/29	1,200	1,461
6.25% 11/1/21	2,000	2,450
6.375% 11/1/34	3,000	3,653
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,361
5.75% 11/1/28	6,525	7,729
6% 11/1/40	7,240	8,594
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,100	5,526
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,441
(Daughters of Charity Health Sys. Proj.) Series 2003 A, 5.25% 7/1/35	2,090	1,984
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	133
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,419
6.25% 8/15/33	2,500	2,900
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	$ 3,215	$ 3,394
Series 2007 A:
4.75% 4/1/33	2,000	2,130
5% 4/1/31	4,900	5,260
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	10,243
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,953
Series 2005 A, 5.25% 7/1/30	3,320	3,231
Series 2005 H, 5.25% 7/1/25	5,065	4,962
5.375% 6/1/26	2,520	2,994
6% 6/1/33	3,020	3,692
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	1,000
0% 5/1/16	1,365	1,359
0% 5/1/17	1,155	1,137
0% 5/1/18	1,335	1,289
0% 5/1/19	1,000	946
0% 5/1/34 (a)	5,300	4,932
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,697
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,109
5% 11/1/25 (AMBAC Insured)	3,820	4,236
5% 11/1/33 (AMBAC Insured)	5,000	5,491
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,905
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,340
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,711
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,777
5% 3/1/24	2,000	2,366
5% 3/1/25	2,000	2,355
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	$ 645	$ 744
5% 9/1/28	1,250	1,410
5% 9/1/32	1,125	1,259
5% 9/1/35	585	649
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,617
5% 8/1/25 (FSA Insured)	1,435	1,577
5% 8/1/26 (FSA Insured)	2,000	2,194
5% 8/1/27 (FSA Insured)	1,785	1,956
5% 8/1/31 (FSA Insured)	5,000	5,456
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,870
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,751
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,063
Cupertino California Union School District 5% 8/1/19	1,120	1,309
Davis Spl. Tax Rev. Series 2007:
5% 9/1/15 (AMBAC Insured)	725	739
5% 9/1/18 (AMBAC Insured)	835	903
5% 9/1/20 (AMBAC Insured)	925	996
5% 9/1/22 (AMBAC Insured)	1,020	1,090
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,364
5% 6/1/28	2,000	2,339
5% 6/1/29	1,650	1,919
5% 6/1/30	2,500	2,880
5% 6/1/31	1,750	2,005
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,251
6% 3/1/20 (FSA Insured)	1,000	1,136
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,609
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,437
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,820
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,093
0% 10/1/25 (AMBAC Insured)	1,665	1,036
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 867
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,833
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,667
0% 11/1/16 (Escrowed to Maturity)	3,500	3,481
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,668
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,142
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,428
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,067
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,929
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,929
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	11,154
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Pre-Refunded to 8/1/16 @ 100)	1,000	1,070
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	2,775	2,805
5% 6/1/45	12,125	12,257
Series 2007 A1, 5% 6/1/15	1,000	1,011
Series 2013 A, 5% 6/1/30	6,000	6,814
5% 6/1/45 (FSA Insured)	235	237
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,580
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,954
5% 9/2/23	1,000	1,193
5% 9/2/24	825	945
5% 9/2/25	500	591
5% 9/2/26	800	911
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	$ 1,200	$ 1,460
5% 9/1/25	1,700	2,070
5% 9/1/26	1,860	2,247
5% 9/1/27	1,725	2,062
5% 9/1/28	1,000	1,184
5% 9/1/29	1,250	1,472
Series 2013 A:
5% 9/1/24	3,830	4,526
5% 9/1/25	4,085	4,784
5% 9/1/26	4,105	4,787
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	2,046
5% 8/15/28	1,960	2,259
5% 8/15/29	4,225	4,843
5% 8/15/30	4,555	5,192
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	484
5% 8/1/22	450	535
5% 8/1/23	485	576
5% 8/1/24	1,000	1,183
5% 8/1/26	1,370	1,617
5% 8/1/28	760	893
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	3,486
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	4,400	5,290
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,167
5% 8/1/25	1,000	1,159
5% 8/1/26	1,000	1,150
5% 8/1/27	1,000	1,139
5% 8/1/28	1,000	1,131
5% 8/1/29	1,000	1,126
5% 8/1/30	1,000	1,122
5% 8/1/31	1,000	1,119
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	$ 3,790	$ 4,409
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	374
0% 6/1/28 (FSA Insured)	2,995	1,867
0% 6/1/31 (Escrowed to Maturity)	1,465	925
0% 6/1/31 (FSA Insured)	8,285	4,481
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,221
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,784
Series A, 5.75% 8/1/33	2,800	3,353
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	12,152
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,191
Series 2010 C, 5.25% 8/1/39	1,300	1,533
Series 2015 A, 5% 8/1/29	7,000	8,388
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,865
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,412
5% 3/1/23	1,600	1,931
(Disney Parking Proj.):
0% 3/1/18	3,000	2,877
0% 3/1/19	3,200	3,004
0% 3/1/20	1,000	912
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,563
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,477
Los Angeles Dept. Arpt. Rev.:
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,053
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,197
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,481
Series 2015 A:
5% 5/15/24 (d)	795	963
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev.: - continued
Series 2015 A:
5% 5/15/25 (d)	$ 2,250	$ 2,735
5% 5/15/26 (d)	1,705	2,052
5% 5/15/27 (d)	1,250	1,490
5% 5/15/28 (d)	1,250	1,477
5% 5/15/29 (d)	1,575	1,848
5% 5/15/30 (d)	1,400	1,635
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (Pre-Refunded to 7/1/15 @ 100)	2,800	2,844
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	5,625	6,427
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,152
Series 2012 C, 5% 3/1/26	3,000	3,474
Series 2014 A:
5% 5/1/24	325	396
5% 5/1/25	540	651
5% 5/1/29	500	585
5% 5/1/30	1,000	1,164
5% 5/1/31	1,555	1,798
Series 2014 B:
5% 5/1/24	200	244
5% 5/1/25	225	271
5% 5/1/29	500	585
5% 5/1/30	400	465
5% 5/1/31	400	461
Los Angeles Unified School District:
Series 2007 A1, 4.5% 1/1/28	6,900	7,411
Series 2011 A1, 5% 7/1/21	7,110	8,640
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,858
Series 2012 B, 5% 6/1/28	4,800	5,601
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,190	1,367
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,877
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	$ 500	$ 563
5% 7/1/39	4,095	4,562
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,661
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	885
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,692
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,959
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,667
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,693
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,256
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,377
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,176
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	1,057
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,958
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	905
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,934
5% 9/1/25	1,000	1,157
5% 9/1/26	1,155	1,332
Murrieta Valley Unified School District Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,388
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,609
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,746
12% 8/1/17 (FSA Insured)	1,000	1,267
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,800
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
North City West School Facilities Fing. Auth. Spl. Tax: - continued
Series 2006 C:
5% 9/1/17 (AMBAC Insured)	$ 2,735	$ 2,963
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,918
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,686
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,549
Series 2012, 5% 1/15/25	3,460	4,044
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	895	996
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23	2,810	3,290
6.5% 8/1/24	1,220	1,420
Series 2013:
6.25% 8/1/30	1,500	1,779
6.625% 8/1/38	5,000	6,014
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,486
5% 2/1/23	5,000	5,837
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,553
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,742
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,772
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	855
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,097
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,408
Series 2011 O, 5% 5/1/22 (d)	4,500	5,244
Series 2012 P:
5% 5/1/22 (d)	2,500	2,976
5% 5/1/24 (d)	2,820	3,297
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	$ 12,800	$ 6,624
Series 2011, 0% 8/1/46	10,150	2,627
Series B:
0% 8/1/33	4,840	2,394
0% 8/1/35	9,000	3,987
0% 8/1/37	6,325	2,553
0% 8/1/38	20,710	7,991
0% 8/1/40	11,665	4,067
0% 8/1/41	5,130	1,668
Poway Unified School District Pub. Fing. 5% 9/15/26	940	1,073
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,122
5% 9/1/26 (FSA Insured)	1,350	1,625
5% 9/1/27 (FSA Insured)	1,700	2,019
5% 9/1/28 (FSA Insured)	1,700	1,996
5% 9/1/29 (FSA Insured)	1,850	2,157
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,820	3,943
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,203
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	120	120
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	130	130
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,800
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,894
5.75% 6/1/48	5,000	5,768
Series 2013 B:
0% 6/1/41	5,000	1,559
0% 6/1/42	6,000	1,785
0% 6/1/43	6,500	1,845
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	2,113
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,936
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,989
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rocklin Unified School District Series 2002: - continued
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,365	$ 3,777
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,357
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,187
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,172
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,240
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,682
Series A, 0% 12/1/26 (FGIC Insured)	6,000	3,861
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	3,336
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,835
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	2,935
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,427
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,106
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,640
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,333
5% 8/1/24 (FSA Insured)	1,250	1,495
5% 8/1/25 (FSA Insured)	2,000	2,370
5% 8/1/27 (FSA Insured)	2,000	2,332
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	2,042
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,316
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,872
San Diego County Ctfs. of Prtn. (North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,065
5% 11/15/17 (AMBAC Insured)	2,000	2,064
5% 11/15/18 (AMBAC Insured)	2,000	2,064
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (d)	1,400	1,486
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,713
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	$ 3,455	$ 4,107
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,301
Series 2008 C:
0% 7/1/37	1,300	516
0% 7/1/40	15,985	5,469
0% 7/1/42	16,525	5,167
0% 7/1/46	13,505	3,508
0% 7/1/47	4,000	992
Series 2008 E, 0% 7/1/47 (a)	8,700	4,359
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	4,100	4,113
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,518
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,923
Series 2014 A:
5% 5/1/40 (d)	1,865	2,081
5% 5/1/44 (d)	8,390	9,334
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,167
6.625% 8/1/39	1,000	1,196
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	943
5% 8/1/19	1,115	1,276
5% 8/1/21	800	916
5% 8/1/23	1,000	1,150
5% 8/1/24	750	859
San Jacinto Unified School District:
Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	3,080	3,427
Series 2014:
5% 8/1/25 (FSA Insured)	875	1,058
5% 8/1/26 (FSA Insured)	1,055	1,264
5% 8/1/27 (FSA Insured)	1,250	1,483
5% 8/1/28 (FSA Insured)	1,250	1,467
5% 8/1/29 (FSA Insured)	3,150	3,663
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jacinto Unified School District: - continued
Series 2014:
5% 8/1/30 (FSA Insured)	$ 4,070	$ 4,682
5% 8/1/31 (FSA Insured)	650	747
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,100
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	4,017
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,964
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,191
5% 6/1/26	3,000	3,570
5% 6/1/33	9,035	10,402
San Jose Int'l. Arpt. Rev.:
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,276
5% 3/1/24 (AMBAC Insured) (d)	9,690	10,325
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,501
Series 2014 A:
5% 3/1/19 (d)	500	568
5% 3/1/20 (d)	3,500	4,045
5% 3/1/21 (d)	2,750	3,220
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,272
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,987
San Marcos Unified School District Series 2010 A, 5% 8/1/38	5,000	5,695
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,885
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,181
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,613
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,108
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,064
San Mateo-Foster City School District:
5% 8/15/22 (b)	7,755	9,200
5% 8/1/23 (b)	8,100	9,652
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Pablo Calif Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	$ 825	$ 997
5% 6/15/26 (FSA Insured)	860	1,029
5% 6/15/27 (FSA Insured)	1,770	2,094
5% 6/15/28 (FSA Insured)	1,865	2,182
5% 6/15/29 (FSA Insured)	1,780	2,057
5% 6/15/30 (FSA Insured)	1,150	1,318
5% 6/15/31 (FSA Insured)	1,000	1,143
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,368
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,139
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,787
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,682
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,593
0% 9/1/22 (AMBAC Insured)	2,900	2,404
0% 9/1/25 (AMBAC Insured)	6,800	4,955
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	651
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,950
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,730
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,168
5% 8/15/26	1,975	2,283
5% 8/15/27	700	807
5% 8/15/28	1,000	1,150
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,366
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,662
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	362
5% 8/1/25 (FSA Insured)	750	898
5% 8/1/27 (FSA Insured)	265	312
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Stockton Unified School District Gen. Oblig.: - continued
Series 2012 A:
5% 8/1/28 (FSA Insured)	$ 510	$ 594
5% 8/1/38 (FSA Insured)	2,500	2,769
5% 8/1/42 (FSA Insured)	4,650	5,130
5% 7/1/23 (FSA Insured)	1,270	1,499
5% 7/1/24 (FSA Insured)	1,350	1,584
5% 7/1/25 (FSA Insured)	1,060	1,238
5% 7/1/26 (FSA Insured)	1,110	1,290
5% 7/1/27 (FSA Insured)	1,065	1,231
5% 1/1/29 (FSA Insured)	600	686
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,586
5% 9/1/21	4,705	5,598
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	6,090
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,356
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	5,000	6,061
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,794
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,658
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	953
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,597
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,463
4% 5/15/20	615	697
5% 5/15/19	2,830	3,289
Series 2013 J, 5% 5/15/48	7,300	8,173
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,519
Series 2009 O, 5.75% 5/15/34	9,900	11,685
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured) (b)	930	1,101
5% 8/1/24 (Build America Mutual Assurance Insured) (b)	1,045	1,244
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Vacaville Unified School District Series 2014 C: - continued
5% 8/1/25 (Build America Mutual Assurance Insured) (b)	$ 1,165	$ 1,407
5% 8/1/26 (Build America Mutual Assurance Insured) (b)	1,295	1,546
5% 8/1/30 (b)	6,710	7,606
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,816
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,196
5% 11/1/25	1,000	1,188
5% 11/1/26	1,000	1,180
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,294
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,555
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,388
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	641
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,537
5.5% 8/1/38	1,500	1,781
5.5% 8/1/40	5,000	5,906
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,429
6.25% 7/1/39	7,015	8,034
Series 2010 A, 5.5% 7/1/38	3,100	3,336
Series A:
5% 7/1/23	1,460	1,574
5% 7/1/25	1,665	1,792
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,720
Series 2012, 5% 8/1/32	8,265	9,420
Series 2014 A:
5% 8/1/23	365	443
5% 8/1/24	2,195	2,683
5% 8/1/25	2,555	3,099
5% 8/1/26	2,550	3,070
5% 8/1/27	1,150	1,372
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
West Contra Costa Unified School District: - continued
Series 2014 A:
5% 8/1/28	$ 1,000	$ 1,183
5% 8/1/29	1,675	1,972
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	2,058
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,647
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,764
		1,785,921
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18	1,565	1,730
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,632
Series 2009 B, 5% 10/1/25	1,500	1,674
		3,306
TOTAL INVESTMENT PORTFOLIO - 93.0% (Cost $1,621,261)	1,790,957
NET OTHER ASSETS (LIABILITIES) - 7.0%	134,896
NET ASSETS - 100%	$ 1,925,853
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	46.9%
Health Care	10.5%
Transportation	8.1%
Special Tax	7.8%
Escrowed/Pre-Refunded	7.1%
Others* (Individually Less Than 5%)	19.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,621,261)		$ 1,790,957
Cash		152,215
Receivable for fund shares sold		940
Interest receivable		17,942
Prepaid expenses		3
Other receivables		17
Total assets		1,962,074

Liabilities
Payable for investments purchased on a delayed delivery basis	31,399
Payable for fund shares redeemed	2,014
Distributions payable	1,704
Accrued management fee	581
Distribution and service plan fees payable	30
Other affiliated payables	441
Other payables and accrued expenses	52
Total liabilities		36,221

Net Assets		$ 1,925,853
Net Assets consist of:
Paid in capital		$ 1,773,438
Undistributed net investment income		9
Accumulated undistributed net realized gain (loss) on investments		(17,290)
Net unrealized appreciation (depreciation) on investments		169,696
Net Assets		$ 1,925,853

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($42,124 ÷ 3,200.0 shares)	$ 13.16

Maximum offering price per share (100/96.00 of $13.16)	$ 13.71
Class T: Net Asset Value and redemption price per share ($6,577 ÷ 498.3 shares)	$ 13.20

Maximum offering price per share (100/96.00 of $13.20)	$ 13.75
Class B: Net Asset Value and offering price per share ($651 ÷ 49.5 shares)A	$ 13.15

Class C: Net Asset Value and offering price per share ($23,697 ÷ 1,803.2 shares)A	$ 13.14

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,813,266 ÷ 137,939.2 shares)	$ 13.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($39,538 ÷ 3,001.3 shares)	$ 13.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 28, 2015

Investment Income
Interest		$ 70,564

Expenses
Management fee	$ 6,606
Transfer agent fees	1,357
Distribution and service plan fees	338
Accounting fees and expenses	337
Custodian fees and expenses	24
Independent trustees' compensation	8
Registration fees	86
Audit	55
Legal	5
Miscellaneous	13
Total expenses before reductions	8,829
Expense reductions	(32)	8,797
Net investment income (loss)		61,767
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,902
Change in net unrealized appreciation (depreciation) on investment securities		73,010
Net gain (loss)		75,912
Net increase (decrease) in net assets resulting from operations		$ 137,679

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,767	$ 66,576
Net realized gain (loss)	2,902	3,765
Change in net unrealized appreciation (depreciation)	73,010	(66,533)
Net increase (decrease) in net assets resulting from operations	137,679	3,808
Distributions to shareholders from net investment income	(63,616)	(66,057)
Share transactions - net increase (decrease)	124,704	(184,912)
Redemption fees	5	20
Total increase (decrease) in net assets	198,772	(247,141)

Net Assets
Beginning of period	1,727,081	1,974,222
End of period (including undistributed net investment income of $9 and undistributed net investment income of $1,989, respectively)	$ 1,925,853	$ 1,727,081

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2015	2014	2013	2012 E	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 13.02	$ 12.69	$ 11.64	$ 11.89
Income from Investment Operations
Net investment income (loss) C	.397	.437	.436	.464	.470
Net realized and unrealized gain (loss)	.544	(.396)	.324	1.049	(.252)
Total from investment operations	.941	.041	.760	1.513	.218
Distributions from net investment income	(.411)	(.431)	(.428)	(.463)	(.467)
Distributions from net realized gain	-	-	(.002)	-	(.001)
Total distributions	(.411)	(.431)	(.430)	(.463)	(.468)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 13.16	$ 12.63	$ 13.02	$ 12.69	$ 11.64
Total ReturnA, B	7.55%	.40%	6.08%	13.26%	1.79%
Ratios to Average Net Assets D
Expenses before reductions	.79%	.77%	.77%	.76%	.75%
Expenses net of fee waivers, if any	.79%	.77%	.77%	.76%	.75%
Expenses net of all reductions	.79%	.77%	.77%	.76%	.74%
Net investment income (loss)	3.07%	3.47%	3.38%	3.82%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 42	$ 34	$ 56	$ 53	$ 40
Portfolio turnover rate	10%	13%	9%	9%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2015	2014	2013	2012 E	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 13.05	$ 12.72	$ 11.67	$ 11.91
Income from Investment Operations
Net investment income (loss) C	.408	.442	.440	.463	.473
Net realized and unrealized gain (loss)	.543	(.385)	.323	1.049	(.245)
Total from investment operations	.951	.057	.763	1.512	.228
Distributions from net investment income	(.421)	(.437)	(.432)	(.462)	(.467)
Distributions from net realized gain	-	-	(.002)	-	(.001)
Total distributions	(.421)	(.437)	(.433) G	(.462)	(.468)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 13.20	$ 12.67	$ 13.05	$ 12.72	$ 11.67
Total ReturnA, B	7.61%	.53%	6.09%	13.21%	1.87%
Ratios to Average Net Assets D
Expenses before reductions	.72%	.71%	.75%	.78%	.75%
Expenses net of fee waivers, if any	.72%	.71%	.75%	.78%	.75%
Expenses net of all reductions	.72%	.71%	.74%	.78%	.75%
Net investment income (loss)	3.14%	3.52%	3.41%	3.81%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 6	$ 6	$ 5	$ 4
Portfolio turnover rate	10%	13%	9%	9%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

G Total distributions of $.433 per share is comprised of distributions from net investment income of $.4316 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2015	2014	2013	2012 E	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 13.01	$ 12.68	$ 11.63	$ 11.88
Income from Investment Operations
Net investment income (loss) C	.323	.360	.358	.388	.395
Net realized and unrealized gain (loss)	.543	(.394)	.325	1.051	(.253)
Total from investment operations	.866	(.034)	.683	1.439	.142
Distributions from net investment income	(.336)	(.356)	(.351)	(.389)	(.391)
Distributions from net realized gain	-	-	(.002)	-	(.001)
Total distributions	(.336)	(.356)	(.353)	(.389)	(.392)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 13.15	$ 12.62	$ 13.01	$ 12.68	$ 11.63
Total ReturnA, B	6.94%	(.20)%	5.45%	12.58%	1.15%
Ratios to Average Net Assets D
Expenses before reductions	1.37%	1.37%	1.37%	1.38%	1.38%
Expenses net of fee waivers, if any	1.37%	1.37%	1.37%	1.38%	1.38%
Expenses net of all reductions	1.37%	1.37%	1.37%	1.38%	1.38%
Net investment income (loss)	2.49%	2.87%	2.78%	3.21%	3.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 1	$ 2	$ 2
Portfolio turnover rate	10%	13%	9%	9%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2015	2014	2013	2012 E	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 13.00	$ 12.67	$ 11.62	$ 11.87
Income from Investment Operations
Net investment income (loss) C	.300	.337	.337	.369	.378
Net realized and unrealized gain (loss)	.544	(.393)	.325	1.051	(.252)
Total from investment operations	.844	(.056)	.662	1.420	.126
Distributions from net investment income	(.314)	(.334)	(.330)	(.370)	(.376)
Distributions from net realized gain	-	-	(.002)	-	(.001)
Total distributions	(.314)	(.334)	(.332)	(.370)	(.376) G
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 13.14	$ 12.61	$ 13.00	$ 12.67	$ 11.62
Total ReturnA, B	6.76%	(.37)%	5.28%	12.42%	1.02%
Ratios to Average Net Assets D
Expenses before reductions	1.54%	1.54%	1.54%	1.53%	1.51%
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.53%	1.51%
Expenses net of all reductions	1.54%	1.54%	1.53%	1.53%	1.51%
Net investment income (loss)	2.32%	2.70%	2.62%	3.05%	3.16%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 24	$ 24	$ 23	$ 17
Portfolio turnover rate	10%	13%	9%	9%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

G Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California Municipal Income

Years ended February 28,	2015	2014	2013	2012 D	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 13.00	$ 12.67	$ 11.63	$ 11.88
Income from Investment Operations
Net investment income (loss) B	.440	.473	.475	.499	.504
Net realized and unrealized gain (loss)	.543	(.384)	.325	1.040	(.252)
Total from investment operations	.983	.089	.800	1.539	.252
Distributions from net investment income	(.453)	(.469)	(.468)	(.499)	(.501)
Distributions from net realized gain	-	-	(.002)	-	(.001)
Total distributions	(.453)	(.469)	(.470)	(.499)	(.502)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 13.15	$ 12.62	$ 13.00	$ 12.67	$ 11.63
Total ReturnA	7.91%	.78%	6.41%	13.52%	2.08%
Ratios to Average Net Assets C
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.40%	3.77%	3.69%	4.12%	4.21%
Supplemental Data
Net assets, end of period (in millions)	$ 1,813	$ 1,629	$ 1,855	$ 1,741	$ 1,456
Portfolio turnover rate	10%	13%	9%	9%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2015	2014	2013	2012 D	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 13.03	$ 12.70	$ 11.65	$ 11.90
Income from Investment Operations
Net investment income (loss) B	.429	.463	.465	.492	.500
Net realized and unrealized gain (loss)	.543	(.394)	.324	1.049	(.255)
Total from investment operations	.972	.069	.789	1.541	.245
Distributions from net investment income	(.442)	(.459)	(.458)	(.491)	(.495)
Distributions from net realized gain	-	-	(.002)	-	(.001)
Total distributions	(.442)	(.459)	(.459) G	(.491)	(.495) F
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 13.17	$ 12.64	$ 13.03	$ 12.70	$ 11.65
Total ReturnA	7.80%	.62%	6.31%	13.51%	2.02%
Ratios to Average Net Assets C
Expenses before reductions	.55%	.54%	.54%	.53%	.51%
Expenses net of fee waivers, if any	.55%	.54%	.54%	.53%	.51%
Expenses net of all reductions	.55%	.54%	.54%	.53%	.51%
Net investment income (loss)	3.31%	3.69%	3.61%	4.05%	4.16%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 33	$ 33	$ 33	$ 21
Portfolio turnover rate	10%	13%	9%	9%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

F Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

G Total distributions of $.459 per share is comprised of distributions from net investment income of $.4578 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 171,710
Gross unrealized depreciation	(772)
Net unrealized appreciation (depreciation) on securities	$ 170,938

Tax Cost	$ 1,620,019

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (15,484)
Net unrealized appreciation (depreciation) on securities and other investments	$ 170,938

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (13,604)
2018	(1,880)
Total with expiration	$ (15,484)

At period end, the Fund was required to defer approximately $1,536 of losses on futures contracts.

The Fund intends to elect to defer to its next fiscal year $270 of capital losses recognized during the period November 1,2014 to February 28, 2015.

The tax character of distributions paid was as follows:

	February 28, 2015	February 28, 2014
Tax-exempt Income	$ 63,616	$ 66,057

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $208,336 and $177,983, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 92	$ 6
Class T	-%	.25%	16	-*
Class B	.65%	.25%	6	5
Class C	.75%	.25%	224	27
			$ 338	$ 38

* Amount represents one hundred and ninety six dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	1
Class B*	-**
Class C*	6
$ 12

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents four hundred fifty dollars.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 55.15
Class T	5.08
Class B	1.08
Class C	34.15
California Municipal Income	1,206.07
Institutional Class	56.16
	$ 1,357

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $32.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2015	2014
From net investment income
Class A	$ 1,157	$ 1,423
Class T	206	193
Class B	18	29
Class C	544	663
California Municipal Income	60,514	62,626
Institutional Class	1,177	1,123
Total	$ 63,616	$ 66,057

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended February 28,	2015	2014	2015	2014
Class A
Shares sold	1,084	791	$ 14,095	$ 9,903
Reinvestment of distributions	71	69	919	862
Shares redeemed	(673)	(2,425)	(8,683)	(30,125)
Net increase (decrease)	482	(1,565)	$ 6,331	$ (19,360)
Class T
Shares sold	65	99	$ 834	$ 1,236
Reinvestment of distributions	12	11	159	137
Shares redeemed	(58)	(65)	(746)	(809)
Net increase (decrease)	19	45	$ 247	$ 564
Class B
Shares sold	-**	-*	$ 3	$ 5
Reinvestment of distributions	1	1	11	15
Shares redeemed	(17)	(29)	(212)	(363)
Net increase (decrease)	(16)	(28)	$ (198)	$ (343)
Class C
Shares sold	361	528	$ 4,694	$ 6,733
Reinvestment of distributions	30	36	392	451
Shares redeemed	(479)	(522)	(6,148)	(6,504)
Net increase (decrease)	(88)	42	$ (1,062)	$ 680

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Shares		Dollars
Years ended February 28,	2015	2014	2015	2014
California Municipal Income
Shares sold	23,587	27,190	$ 305,242	$ 339,862
Reinvestment of distributions	2,902	3,210	37,591	40,148
Shares redeemed	(17,675)	(43,931)	(228,780)	(547,233)
Net increase (decrease)	8,814	(13,531)	$ 114,053	$ (167,223)
Institutional Class
Shares sold	1,164	1,068	$ 15,138	$ 13,308
Reinvestment of distributions	63	60	817	747
Shares redeemed	(821)	(1,062)	(10,622)	(13,285)
Net increase (decrease)	406	66	$ 5,333	$ 770

* Amount represents four hundred five shares.

** Amount represents two hundred thirty-seven shares.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 15, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 217 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of FMR Investment Management (U.K.) Limited (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and FMR Investment Management (U.K.) Limited (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2015 100% of the fund's income dividends was free from federal income tax, and 4.60% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2013 and the total expense ratio of Class C ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees as compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCM-UANN-0415
1.790905.111
Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments February 28, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

California Municipal Income

Fund - Institutional Class

Annual Report

February 28, 2015

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® California Municipal
Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2015	Past 1 year	Past 5 years	Past 10 years
Institutional Class	7.80%	5.96%	4.71%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® California Municipal Income Fund - Institutional Class on February 28, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Tax-free municipal bonds posted a strong result for the 12 months ending February 28, 2015, buoyed by favorable supply-and-demand dynamics. While volatility rose in February amid a broad pullback for bonds, municipal bonds performed well over the past year. The Barclays® Municipal Bond Index returned 6.49%, outperforming the 5.05% advance of the U.S. investment-grade taxable bond market, as measured by the Barclays® U.S. Aggregate Bond Index. Throughout much of the period, municipal supply was muted, as many issuers exercised a level of fiscal conservatism. Much of the new issuance was used for the purpose of refunding existing debt at lower financing rates, as opposed to funding new projects. This, in addition to a steady stream of municipal bond cash flows from coupon payments and maturities, fostered an environment of strong demand. Investors took solace that the financial distress experienced by Puerto Rico, Detroit and a few California cities in bankruptcy did not expand to the broader market. Lastly, the tax advantages of munis had particular appeal in light of higher federal tax rates for top earners that took effect in 2013, as well as the new 3.8% Medicare tax on unearned, non-municipal investment income.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity Advisor® California Municipal Income Fund: For the year, the fund's Institutional Class shares returned 7.80%, versus 7.15% for the Barclays® California Enhanced Municipal Bond Index. I sought to generate attractive tax-exempt income for the fund and protect shareholder capital. An oveweighting in lower-rated investment-grade securities bolstered our result. These securities, which typically offered more yield than higher-rated bonds, drew strong demand from investors given the low-interest-rate environment. We saw particularly good returns from health care bonds, which were some of the best-performing securities in the lower-rate investment grade credit tiers and the national municipal market overall. The fund's yield-curve positioning was a positive. The fund maintained a modest barbell, meaning it was slightly overweighted in longer- and shorter-maturity bonds. This proved helpful when the yield curve flattened. I kept the fund's overall interest rate sensitivity, as measured by duration, in line with the benchmark. The fund's relative performance was hurt by its underweighting in general obligation (GO) bonds issued by the state, which were among the biggest gainers in the national municipal market. The state's rapidly improving financial position and credit-rating upgrades sparked demand for California GOs.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Class A	.80%
Actual		$ 1,000.00	$ 1,027.40	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.73%
Actual		$ 1,000.00	$ 1,028.50	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66
Class B	1.37%
Actual		$ 1,000.00	$ 1,024.50	$ 6.88
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 6.85
Class C	1.56%
Actual		$ 1,000.00	$ 1,023.60	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
California Municipal Income	.46%
Actual		$ 1,000.00	$ 1,030.00	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,028.70	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of February 28, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	46.9	48.3
Health Care	10.5	12.6
Transportation	8.1	8.2
Special Tax	7.8	9.8
Escrowed/Pre-Refunded	7.1	4.8
Weighted Average Maturity as of February 28, 2015
		6 months ago
Years	6.1	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	6.0	6.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of February 28, 2015	As of August 31, 2014
AAA 3.3%	AAA 1.8%
AA,A 79.3%	AA,A 82.4%
BBB 7.3%	BBB 7.6%
BB and Below 1.0%	BB and Below 2.4%
Not Rated 2.1%	Not Rated 2.5%
Short-Term Investments and Net Other Assets 7.0%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P ® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments February 28, 2015

Showing Percentage of Net Assets

Municipal Bonds - 93.0%
	Principal Amount (000s)	Value (000s)
California - 92.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16 (Pre-Refunded to 8/1/15 @ 102)	$ 380	$ 394
5% 8/1/18 (Pre-Refunded to 8/1/15 @ 102)	330	343
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 102)	555	577
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,580
Series 2012 A:
5% 8/1/24	1,050	1,223
5% 8/1/25	1,245	1,442
5% 8/1/27	300	344
5% 8/1/28	400	457
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,492
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,913
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
0% 10/1/19	8,550	7,673
5.3% 10/1/23 (AMBAC Insured)	935	1,024
5.4% 10/1/24 (AMBAC Insured)	4,585	5,035
5.45% 10/1/25 (AMBAC Insured)	5,160	5,674
Series 2013 A:
5% 10/1/24	7,750	9,356
5% 10/1/25	5,245	6,274
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,956
5% 12/1/20 (AMBAC Insured)	2,810	3,132
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	2,230
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	1,917
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,191
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,186
0% 9/1/22 (FSA Insured)	5,150	4,228
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,568
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,186
Auburn Union School District Ctfs. of Prtn.:
5% 6/1/38 (Assured Guaranty Corp. Insured)	910	948
5% 6/1/38 (Pre-Refunded to 6/1/16 @ 100)	4,705	4,980
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,663
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
1.5%, tender 4/2/18 (c)	1,000	1,012
1.875%, tender 4/1/19 (c)	6,250	6,402
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,500	6,520
Series 2014 E, 2% 4/1/34	6,000	6,092
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,923
5% 6/1/25	4,355	5,254
5% 6/1/27	2,755	3,283
5% 6/1/28	3,045	3,593
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,275
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,390
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,324
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,122
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	946
0% 8/1/18 (AMBAC Insured)	2,000	1,835
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,906
Series AI, 5% 12/1/25	2,700	3,240
California Econ. Recovery Series 2009 A:
5% 7/1/19 (Escrowed to Maturity)	1,725	2,016
5% 7/1/22	3,800	4,036
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	13,130	15,480
5.25% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	7,480	8,819
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	$ 1,000	$ 1,112
6% 3/1/38	1,000	1,109
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,246
Series 2010 A, 5% 10/1/25	5,860	6,758
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,323
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	10,021
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,486
Series 2009, 5% 1/1/39	2,700	3,022
5% 2/1/16	1,270	1,307
5% 2/1/16 (Escrowed to Maturity)	330	345
5% 2/1/17	790	837
5% 2/1/17 (Escrowed to Maturity)	210	228
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	959
4% 9/1/21	1,000	1,105
4% 9/1/22	740	814
4% 9/1/23	1,080	1,184
4% 9/1/24	1,125	1,227
5% 9/1/19	400	454
5% 9/1/39	5,000	5,646
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
4.5% 8/1/30	3,250	3,447
5% 9/1/17	750	785
5% 3/1/19	3,000	3,377
5% 9/1/21	1,000	1,207
5% 2/1/22	9,400	11,366
5% 8/1/22	1,500	1,621
5% 10/1/22	1,355	1,577
5% 11/1/22	1,600	1,779
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,113
5% 12/1/22	3,500	3,904
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 3/1/26	$ 2,800	$ 2,921
5% 6/1/26 (Pre-Refunded to 6/1/15 @ 100)	2,600	2,631
5% 10/1/26	6,065	7,407
5% 6/1/31 (Pre-Refunded to 6/1/15 @ 100)	2,000	2,024
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/17	105	105
5.25% 9/1/23	7,200	8,794
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	4,079
5.25% 3/1/38	11,375	12,622
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,869
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	3,003
5.5% 11/1/39	1,810	2,135
6% 4/1/18	1,570	1,813
6% 3/1/33	20,050	24,526
6% 4/1/38	1,190	1,426
6.5% 4/1/33	11,650	14,202
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	1,060	1,077
Series 2008 L, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	1,585	1,611
Series 2009 E, 5.625% 7/1/25	11,000	12,773
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,924
5% 11/15/23	2,000	2,327
5% 11/15/24	4,500	5,178
5% 11/15/34	3,150	3,431
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,311
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	108
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	4,910	5,883
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,380
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	$ 4,600	$ 5,505
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,597
Series 2008 A3, 5.5% 11/15/40	3,090	3,698
Series 2011 A, 5% 3/1/20	3,250	3,816
Series 2011 D:
5% 8/15/22	900	1,078
5% 8/15/23	700	834
5% 8/15/24	1,250	1,480
5% 8/15/25	2,000	2,352
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,050
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,189
5% 12/1/32	1,000	1,088
5% 12/1/42	3,000	3,234
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,621
5.25% 2/1/37	2,500	2,623
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	341
5% 7/1/20	500	574
5.125% 7/1/23	1,150	1,299
5.75% 7/1/40	5,155	5,703
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,178
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (d)	1,920	1,940
Bonds (Waste Mgmt., Inc. Proj.):
Series 2002 C, 3.25%, tender 6/3/24 (c)(d)	7,500	7,873
Series 2003 A, 0.7%, tender 5/1/15 (c)(d)	9,000	9,004
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/24	5,400	5,461
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,416
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20	$ 1,825	$ 1,952
5% 11/1/21	2,020	2,160
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,712
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,018
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	8,126
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,534
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,152
Series 2011 C:
5% 10/1/27	9,530	11,149
5.25% 10/1/24	4,170	5,038
5.25% 10/1/25	2,875	3,442
5.75% 10/1/31	4,000	4,821
(Dept. of Corrections State Prison Proj.):
Series 1993 E:
5.5% 6/1/15 (FSA Insured)	440	446
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220	223
Series A, 5% 12/1/19	3,115	3,423
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	1,945	1,971
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	1,160	1,174
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,931
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,882
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,057
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,625
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,991
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	$ 5,625	$ 5,797
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,625	1,826
(Univ. of California Research Proj.) Series 2006 E:
5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	2,410	2,591
5.25% 10/1/21 (Pre-Refunded to 10/1/16 @ 100)	2,900	3,129
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	2,057
5% 9/1/24	1,865	2,257
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,188
5% 4/1/25	5,300	6,237
Series 2012 G, 5% 11/1/25	2,500	2,966
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,605
5% 12/1/23	2,800	3,351
Series 2009 G1, 5.75% 10/1/30	1,800	2,134
Series 2009 I:
5.5% 11/1/23	1,535	1,813
6.125% 11/1/29	1,200	1,461
6.25% 11/1/21	2,000	2,450
6.375% 11/1/34	3,000	3,653
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,361
5.75% 11/1/28	6,525	7,729
6% 11/1/40	7,240	8,594
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,100	5,526
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,441
(Daughters of Charity Health Sys. Proj.) Series 2003 A, 5.25% 7/1/35	2,090	1,984
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	133
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,419
6.25% 8/15/33	2,500	2,900
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	$ 3,215	$ 3,394
Series 2007 A:
4.75% 4/1/33	2,000	2,130
5% 4/1/31	4,900	5,260
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	10,243
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,953
Series 2005 A, 5.25% 7/1/30	3,320	3,231
Series 2005 H, 5.25% 7/1/25	5,065	4,962
5.375% 6/1/26	2,520	2,994
6% 6/1/33	3,020	3,692
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	1,000
0% 5/1/16	1,365	1,359
0% 5/1/17	1,155	1,137
0% 5/1/18	1,335	1,289
0% 5/1/19	1,000	946
0% 5/1/34 (a)	5,300	4,932
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,697
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,109
5% 11/1/25 (AMBAC Insured)	3,820	4,236
5% 11/1/33 (AMBAC Insured)	5,000	5,491
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,905
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,340
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,711
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,777
5% 3/1/24	2,000	2,366
5% 3/1/25	2,000	2,355
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	$ 645	$ 744
5% 9/1/28	1,250	1,410
5% 9/1/32	1,125	1,259
5% 9/1/35	585	649
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,617
5% 8/1/25 (FSA Insured)	1,435	1,577
5% 8/1/26 (FSA Insured)	2,000	2,194
5% 8/1/27 (FSA Insured)	1,785	1,956
5% 8/1/31 (FSA Insured)	5,000	5,456
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,870
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,751
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,063
Cupertino California Union School District 5% 8/1/19	1,120	1,309
Davis Spl. Tax Rev. Series 2007:
5% 9/1/15 (AMBAC Insured)	725	739
5% 9/1/18 (AMBAC Insured)	835	903
5% 9/1/20 (AMBAC Insured)	925	996
5% 9/1/22 (AMBAC Insured)	1,020	1,090
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,364
5% 6/1/28	2,000	2,339
5% 6/1/29	1,650	1,919
5% 6/1/30	2,500	2,880
5% 6/1/31	1,750	2,005
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,251
6% 3/1/20 (FSA Insured)	1,000	1,136
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,609
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,437
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,820
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,093
0% 10/1/25 (AMBAC Insured)	1,665	1,036
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 867
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,833
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,667
0% 11/1/16 (Escrowed to Maturity)	3,500	3,481
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,668
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,142
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,428
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,067
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,929
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,929
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	11,154
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Pre-Refunded to 8/1/16 @ 100)	1,000	1,070
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	2,775	2,805
5% 6/1/45	12,125	12,257
Series 2007 A1, 5% 6/1/15	1,000	1,011
Series 2013 A, 5% 6/1/30	6,000	6,814
5% 6/1/45 (FSA Insured)	235	237
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,580
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,954
5% 9/2/23	1,000	1,193
5% 9/2/24	825	945
5% 9/2/25	500	591
5% 9/2/26	800	911
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	$ 1,200	$ 1,460
5% 9/1/25	1,700	2,070
5% 9/1/26	1,860	2,247
5% 9/1/27	1,725	2,062
5% 9/1/28	1,000	1,184
5% 9/1/29	1,250	1,472
Series 2013 A:
5% 9/1/24	3,830	4,526
5% 9/1/25	4,085	4,784
5% 9/1/26	4,105	4,787
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	2,046
5% 8/15/28	1,960	2,259
5% 8/15/29	4,225	4,843
5% 8/15/30	4,555	5,192
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	484
5% 8/1/22	450	535
5% 8/1/23	485	576
5% 8/1/24	1,000	1,183
5% 8/1/26	1,370	1,617
5% 8/1/28	760	893
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	3,486
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	4,400	5,290
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,167
5% 8/1/25	1,000	1,159
5% 8/1/26	1,000	1,150
5% 8/1/27	1,000	1,139
5% 8/1/28	1,000	1,131
5% 8/1/29	1,000	1,126
5% 8/1/30	1,000	1,122
5% 8/1/31	1,000	1,119
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	$ 3,790	$ 4,409
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	374
0% 6/1/28 (FSA Insured)	2,995	1,867
0% 6/1/31 (Escrowed to Maturity)	1,465	925
0% 6/1/31 (FSA Insured)	8,285	4,481
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,221
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,784
Series A, 5.75% 8/1/33	2,800	3,353
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	12,152
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,191
Series 2010 C, 5.25% 8/1/39	1,300	1,533
Series 2015 A, 5% 8/1/29	7,000	8,388
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,865
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,412
5% 3/1/23	1,600	1,931
(Disney Parking Proj.):
0% 3/1/18	3,000	2,877
0% 3/1/19	3,200	3,004
0% 3/1/20	1,000	912
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,563
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,477
Los Angeles Dept. Arpt. Rev.:
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,053
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,197
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,481
Series 2015 A:
5% 5/15/24 (d)	795	963
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev.: - continued
Series 2015 A:
5% 5/15/25 (d)	$ 2,250	$ 2,735
5% 5/15/26 (d)	1,705	2,052
5% 5/15/27 (d)	1,250	1,490
5% 5/15/28 (d)	1,250	1,477
5% 5/15/29 (d)	1,575	1,848
5% 5/15/30 (d)	1,400	1,635
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (Pre-Refunded to 7/1/15 @ 100)	2,800	2,844
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	5,625	6,427
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,152
Series 2012 C, 5% 3/1/26	3,000	3,474
Series 2014 A:
5% 5/1/24	325	396
5% 5/1/25	540	651
5% 5/1/29	500	585
5% 5/1/30	1,000	1,164
5% 5/1/31	1,555	1,798
Series 2014 B:
5% 5/1/24	200	244
5% 5/1/25	225	271
5% 5/1/29	500	585
5% 5/1/30	400	465
5% 5/1/31	400	461
Los Angeles Unified School District:
Series 2007 A1, 4.5% 1/1/28	6,900	7,411
Series 2011 A1, 5% 7/1/21	7,110	8,640
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,858
Series 2012 B, 5% 6/1/28	4,800	5,601
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,190	1,367
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,877
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	$ 500	$ 563
5% 7/1/39	4,095	4,562
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,661
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	885
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,692
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,959
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,667
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,693
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,256
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,377
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,176
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	1,057
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,958
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	905
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,934
5% 9/1/25	1,000	1,157
5% 9/1/26	1,155	1,332
Murrieta Valley Unified School District Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,388
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,609
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,746
12% 8/1/17 (FSA Insured)	1,000	1,267
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,800
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
North City West School Facilities Fing. Auth. Spl. Tax: - continued
Series 2006 C:
5% 9/1/17 (AMBAC Insured)	$ 2,735	$ 2,963
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	4,918
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,686
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,549
Series 2012, 5% 1/15/25	3,460	4,044
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	895	996
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23	2,810	3,290
6.5% 8/1/24	1,220	1,420
Series 2013:
6.25% 8/1/30	1,500	1,779
6.625% 8/1/38	5,000	6,014
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,486
5% 2/1/23	5,000	5,837
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,553
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,742
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,772
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	855
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,097
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,408
Series 2011 O, 5% 5/1/22 (d)	4,500	5,244
Series 2012 P:
5% 5/1/22 (d)	2,500	2,976
5% 5/1/24 (d)	2,820	3,297
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	$ 12,800	$ 6,624
Series 2011, 0% 8/1/46	10,150	2,627
Series B:
0% 8/1/33	4,840	2,394
0% 8/1/35	9,000	3,987
0% 8/1/37	6,325	2,553
0% 8/1/38	20,710	7,991
0% 8/1/40	11,665	4,067
0% 8/1/41	5,130	1,668
Poway Unified School District Pub. Fing. 5% 9/15/26	940	1,073
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,122
5% 9/1/26 (FSA Insured)	1,350	1,625
5% 9/1/27 (FSA Insured)	1,700	2,019
5% 9/1/28 (FSA Insured)	1,700	1,996
5% 9/1/29 (FSA Insured)	1,850	2,157
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,820	3,943
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,203
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	120	120
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	130	130
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,800
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,894
5.75% 6/1/48	5,000	5,768
Series 2013 B:
0% 6/1/41	5,000	1,559
0% 6/1/42	6,000	1,785
0% 6/1/43	6,500	1,845
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	2,113
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,936
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,989
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rocklin Unified School District Series 2002: - continued
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,365	$ 3,777
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,357
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,187
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,172
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,240
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,682
Series A, 0% 12/1/26 (FGIC Insured)	6,000	3,861
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	3,336
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,835
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	2,935
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,427
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,106
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,640
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,333
5% 8/1/24 (FSA Insured)	1,250	1,495
5% 8/1/25 (FSA Insured)	2,000	2,370
5% 8/1/27 (FSA Insured)	2,000	2,332
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	2,042
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,316
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,872
San Diego County Ctfs. of Prtn. (North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,065
5% 11/15/17 (AMBAC Insured)	2,000	2,064
5% 11/15/18 (AMBAC Insured)	2,000	2,064
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (d)	1,400	1,486
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,713
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	$ 3,455	$ 4,107
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,301
Series 2008 C:
0% 7/1/37	1,300	516
0% 7/1/40	15,985	5,469
0% 7/1/42	16,525	5,167
0% 7/1/46	13,505	3,508
0% 7/1/47	4,000	992
Series 2008 E, 0% 7/1/47 (a)	8,700	4,359
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	4,100	4,113
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,518
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,923
Series 2014 A:
5% 5/1/40 (d)	1,865	2,081
5% 5/1/44 (d)	8,390	9,334
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,167
6.625% 8/1/39	1,000	1,196
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	943
5% 8/1/19	1,115	1,276
5% 8/1/21	800	916
5% 8/1/23	1,000	1,150
5% 8/1/24	750	859
San Jacinto Unified School District:
Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	3,080	3,427
Series 2014:
5% 8/1/25 (FSA Insured)	875	1,058
5% 8/1/26 (FSA Insured)	1,055	1,264
5% 8/1/27 (FSA Insured)	1,250	1,483
5% 8/1/28 (FSA Insured)	1,250	1,467
5% 8/1/29 (FSA Insured)	3,150	3,663
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jacinto Unified School District: - continued
Series 2014:
5% 8/1/30 (FSA Insured)	$ 4,070	$ 4,682
5% 8/1/31 (FSA Insured)	650	747
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,100
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	4,017
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,964
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,191
5% 6/1/26	3,000	3,570
5% 6/1/33	9,035	10,402
San Jose Int'l. Arpt. Rev.:
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,276
5% 3/1/24 (AMBAC Insured) (d)	9,690	10,325
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,501
Series 2014 A:
5% 3/1/19 (d)	500	568
5% 3/1/20 (d)	3,500	4,045
5% 3/1/21 (d)	2,750	3,220
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,272
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,987
San Marcos Unified School District Series 2010 A, 5% 8/1/38	5,000	5,695
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,885
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,181
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,613
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,108
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,064
San Mateo-Foster City School District:
5% 8/15/22 (b)	7,755	9,200
5% 8/1/23 (b)	8,100	9,652
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Pablo Calif Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	$ 825	$ 997
5% 6/15/26 (FSA Insured)	860	1,029
5% 6/15/27 (FSA Insured)	1,770	2,094
5% 6/15/28 (FSA Insured)	1,865	2,182
5% 6/15/29 (FSA Insured)	1,780	2,057
5% 6/15/30 (FSA Insured)	1,150	1,318
5% 6/15/31 (FSA Insured)	1,000	1,143
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,368
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,139
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,787
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,682
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,593
0% 9/1/22 (AMBAC Insured)	2,900	2,404
0% 9/1/25 (AMBAC Insured)	6,800	4,955
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	651
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,950
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,730
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,168
5% 8/15/26	1,975	2,283
5% 8/15/27	700	807
5% 8/15/28	1,000	1,150
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,366
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,662
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	362
5% 8/1/25 (FSA Insured)	750	898
5% 8/1/27 (FSA Insured)	265	312
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Stockton Unified School District Gen. Oblig.: - continued
Series 2012 A:
5% 8/1/28 (FSA Insured)	$ 510	$ 594
5% 8/1/38 (FSA Insured)	2,500	2,769
5% 8/1/42 (FSA Insured)	4,650	5,130
5% 7/1/23 (FSA Insured)	1,270	1,499
5% 7/1/24 (FSA Insured)	1,350	1,584
5% 7/1/25 (FSA Insured)	1,060	1,238
5% 7/1/26 (FSA Insured)	1,110	1,290
5% 7/1/27 (FSA Insured)	1,065	1,231
5% 1/1/29 (FSA Insured)	600	686
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,586
5% 9/1/21	4,705	5,598
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	6,090
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,356
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	5,000	6,061
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,794
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,658
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	953
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,597
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,463
4% 5/15/20	615	697
5% 5/15/19	2,830	3,289
Series 2013 J, 5% 5/15/48	7,300	8,173
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,519
Series 2009 O, 5.75% 5/15/34	9,900	11,685
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured) (b)	930	1,101
5% 8/1/24 (Build America Mutual Assurance Insured) (b)	1,045	1,244
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Vacaville Unified School District Series 2014 C: - continued
5% 8/1/25 (Build America Mutual Assurance Insured) (b)	$ 1,165	$ 1,407
5% 8/1/26 (Build America Mutual Assurance Insured) (b)	1,295	1,546
5% 8/1/30 (b)	6,710	7,606
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,816
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,196
5% 11/1/25	1,000	1,188
5% 11/1/26	1,000	1,180
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,294
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,555
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,388
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	641
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,537
5.5% 8/1/38	1,500	1,781
5.5% 8/1/40	5,000	5,906
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,429
6.25% 7/1/39	7,015	8,034
Series 2010 A, 5.5% 7/1/38	3,100	3,336
Series A:
5% 7/1/23	1,460	1,574
5% 7/1/25	1,665	1,792
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,720
Series 2012, 5% 8/1/32	8,265	9,420
Series 2014 A:
5% 8/1/23	365	443
5% 8/1/24	2,195	2,683
5% 8/1/25	2,555	3,099
5% 8/1/26	2,550	3,070
5% 8/1/27	1,150	1,372
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
West Contra Costa Unified School District: - continued
Series 2014 A:
5% 8/1/28	$ 1,000	$ 1,183
5% 8/1/29	1,675	1,972
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	2,058
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,647
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,764
		1,785,921
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18	1,565	1,730
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,632
Series 2009 B, 5% 10/1/25	1,500	1,674
		3,306
TOTAL INVESTMENT PORTFOLIO - 93.0% (Cost $1,621,261)	1,790,957
NET OTHER ASSETS (LIABILITIES) - 7.0%	134,896
NET ASSETS - 100%	$ 1,925,853
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	46.9%
Health Care	10.5%
Transportation	8.1%
Special Tax	7.8%
Escrowed/Pre-Refunded	7.1%
Others* (Individually Less Than 5%)	19.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,621,261)		$ 1,790,957
Cash		152,215
Receivable for fund shares sold		940
Interest receivable		17,942
Prepaid expenses		3
Other receivables		17
Total assets		1,962,074

Liabilities
Payable for investments purchased on a delayed delivery basis	31,399
Payable for fund shares redeemed	2,014
Distributions payable	1,704
Accrued management fee	581
Distribution and service plan fees payable	30
Other affiliated payables	441
Other payables and accrued expenses	52
Total liabilities		36,221

Net Assets		$ 1,925,853
Net Assets consist of:
Paid in capital		$ 1,773,438
Undistributed net investment income		9
Accumulated undistributed net realized gain (loss) on investments		(17,290)
Net unrealized appreciation (depreciation) on investments		169,696
Net Assets		$ 1,925,853

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($42,124 ÷ 3,200.0 shares)	$ 13.16

Maximum offering price per share (100/96.00 of $13.16)	$ 13.71
Class T: Net Asset Value and redemption price per share ($6,577 ÷ 498.3 shares)	$ 13.20

Maximum offering price per share (100/96.00 of $13.20)	$ 13.75
Class B: Net Asset Value and offering price per share ($651 ÷ 49.5 shares)A	$ 13.15

Class C: Net Asset Value and offering price per share ($23,697 ÷ 1,803.2 shares)A	$ 13.14

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,813,266 ÷ 137,939.2 shares)	$ 13.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($39,538 ÷ 3,001.3 shares)	$ 13.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2015

Investment Income
Interest		$ 70,564

Expenses
Management fee	$ 6,606
Transfer agent fees	1,357
Distribution and service plan fees	338
Accounting fees and expenses	337
Custodian fees and expenses	24
Independent trustees' compensation	8
Registration fees	86
Audit	55
Legal	5
Miscellaneous	13
Total expenses before reductions	8,829
Expense reductions	(32)	8,797
Net investment income (loss)		61,767
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,902
Change in net unrealized appreciation (depreciation) on investment securities		73,010
Net gain (loss)		75,912
Net increase (decrease) in net assets resulting from operations		$ 137,679

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2015	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,767	$ 66,576
Net realized gain (loss)	2,902	3,765
Change in net unrealized appreciation (depreciation)	73,010	(66,533)
Net increase (decrease) in net assets resulting from operations	137,679	3,808
Distributions to shareholders from net investment income	(63,616)	(66,057)
Share transactions - net increase (decrease)	124,704	(184,912)
Redemption fees	5	20
Total increase (decrease) in net assets	198,772	(247,141)

Net Assets
Beginning of period	1,727,081	1,974,222
End of period (including undistributed net investment income of $9 and undistributed net investment income of $1,989, respectively)	$ 1,925,853	$ 1,727,081

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended February 28,	2015	2014	2013	2012 E	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 13.02	$ 12.69	$ 11.64	$ 11.89
Income from Investment Operations
Net investment income (loss) C	.397	.437	.436	.464	.470
Net realized and unrealized gain (loss)	.544	(.396)	.324	1.049	(.252)
Total from investment operations	.941	.041	.760	1.513	.218
Distributions from net investment income	(.411)	(.431)	(.428)	(.463)	(.467)
Distributions from net realized gain	-	-	(.002)	-	(.001)
Total distributions	(.411)	(.431)	(.430)	(.463)	(.468)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 13.16	$ 12.63	$ 13.02	$ 12.69	$ 11.64
Total ReturnA, B	7.55%	.40%	6.08%	13.26%	1.79%
Ratios to Average Net Assets D
Expenses before reductions	.79%	.77%	.77%	.76%	.75%
Expenses net of fee waivers, if any	.79%	.77%	.77%	.76%	.75%
Expenses net of all reductions	.79%	.77%	.77%	.76%	.74%
Net investment income (loss)	3.07%	3.47%	3.38%	3.82%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 42	$ 34	$ 56	$ 53	$ 40
Portfolio turnover rate	10%	13%	9%	9%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended February 28,	2015	2014	2013	2012 E	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 13.05	$ 12.72	$ 11.67	$ 11.91
Income from Investment Operations
Net investment income (loss) C	.408	.442	.440	.463	.473
Net realized and unrealized gain (loss)	.543	(.385)	.323	1.049	(.245)
Total from investment operations	.951	.057	.763	1.512	.228
Distributions from net investment income	(.421)	(.437)	(.432)	(.462)	(.467)
Distributions from net realized gain	-	-	(.002)	-	(.001)
Total distributions	(.421)	(.437)	(.433) G	(.462)	(.468)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 13.20	$ 12.67	$ 13.05	$ 12.72	$ 11.67
Total ReturnA, B	7.61%	.53%	6.09%	13.21%	1.87%
Ratios to Average Net Assets D
Expenses before reductions	.72%	.71%	.75%	.78%	.75%
Expenses net of fee waivers, if any	.72%	.71%	.75%	.78%	.75%
Expenses net of all reductions	.72%	.71%	.74%	.78%	.75%
Net investment income (loss)	3.14%	3.52%	3.41%	3.81%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 6	$ 6	$ 5	$ 4
Portfolio turnover rate	10%	13%	9%	9%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

G Total distributions of $.433 per share is comprised of distributions from net investment income of $.4316 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended February 28,	2015	2014	2013	2012 E	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 13.01	$ 12.68	$ 11.63	$ 11.88
Income from Investment Operations
Net investment income (loss) C	.323	.360	.358	.388	.395
Net realized and unrealized gain (loss)	.543	(.394)	.325	1.051	(.253)
Total from investment operations	.866	(.034)	.683	1.439	.142
Distributions from net investment income	(.336)	(.356)	(.351)	(.389)	(.391)
Distributions from net realized gain	-	-	(.002)	-	(.001)
Total distributions	(.336)	(.356)	(.353)	(.389)	(.392)
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 13.15	$ 12.62	$ 13.01	$ 12.68	$ 11.63
Total ReturnA, B	6.94%	(.20)%	5.45%	12.58%	1.15%
Ratios to Average Net Assets D
Expenses before reductions	1.37%	1.37%	1.37%	1.38%	1.38%
Expenses net of fee waivers, if any	1.37%	1.37%	1.37%	1.38%	1.38%
Expenses net of all reductions	1.37%	1.37%	1.37%	1.38%	1.38%
Net investment income (loss)	2.49%	2.87%	2.78%	3.21%	3.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 1	$ 2	$ 2
Portfolio turnover rate	10%	13%	9%	9%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended February 28,	2015	2014	2013	2012 E	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.61	$ 13.00	$ 12.67	$ 11.62	$ 11.87
Income from Investment Operations
Net investment income (loss) C	.300	.337	.337	.369	.378
Net realized and unrealized gain (loss)	.544	(.393)	.325	1.051	(.252)
Total from investment operations	.844	(.056)	.662	1.420	.126
Distributions from net investment income	(.314)	(.334)	(.330)	(.370)	(.376)
Distributions from net realized gain	-	-	(.002)	-	(.001)
Total distributions	(.314)	(.334)	(.332)	(.370)	(.376) G
Redemption fees added to paid in capital C, F	-	-	-	-	-
Net asset value, end of period	$ 13.14	$ 12.61	$ 13.00	$ 12.67	$ 11.62
Total ReturnA, B	6.76%	(.37)%	5.28%	12.42%	1.02%
Ratios to Average Net Assets D
Expenses before reductions	1.54%	1.54%	1.54%	1.53%	1.51%
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.53%	1.51%
Expenses net of all reductions	1.54%	1.54%	1.53%	1.53%	1.51%
Net investment income (loss)	2.32%	2.70%	2.62%	3.05%	3.16%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 24	$ 24	$ 23	$ 17
Portfolio turnover rate	10%	13%	9%	9%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Amount represents less than $.001 per share.

G Total distributions of $.376 per share is comprised of distributions from net investment income of $.3757 and distributions from net realized gain of $.0007 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - California Municipal Income

Years ended February 28,	2015	2014	2013	2012 D	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 13.00	$ 12.67	$ 11.63	$ 11.88
Income from Investment Operations
Net investment income (loss) B	.440	.473	.475	.499	.504
Net realized and unrealized gain (loss)	.543	(.384)	.325	1.040	(.252)
Total from investment operations	.983	.089	.800	1.539	.252
Distributions from net investment income	(.453)	(.469)	(.468)	(.499)	(.501)
Distributions from net realized gain	-	-	(.002)	-	(.001)
Total distributions	(.453)	(.469)	(.470)	(.499)	(.502)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 13.15	$ 12.62	$ 13.00	$ 12.67	$ 11.63
Total ReturnA	7.91%	.78%	6.41%	13.52%	2.08%
Ratios to Average Net Assets C
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.40%	3.77%	3.69%	4.12%	4.21%
Supplemental Data
Net assets, end of period (in millions)	$ 1,813	$ 1,629	$ 1,855	$ 1,741	$ 1,456
Portfolio turnover rate	10%	13%	9%	9%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2015	2014	2013	2012 D	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.64	$ 13.03	$ 12.70	$ 11.65	$ 11.90
Income from Investment Operations
Net investment income (loss) B	.429	.463	.465	.492	.500
Net realized and unrealized gain (loss)	.543	(.394)	.324	1.049	(.255)
Total from investment operations	.972	.069	.789	1.541	.245
Distributions from net investment income	(.442)	(.459)	(.458)	(.491)	(.495)
Distributions from net realized gain	-	-	(.002)	-	(.001)
Total distributions	(.442)	(.459)	(.459) G	(.491)	(.495) F
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 13.17	$ 12.64	$ 13.03	$ 12.70	$ 11.65
Total ReturnA	7.80%	.62%	6.31%	13.51%	2.02%
Ratios to Average Net Assets C
Expenses before reductions	.55%	.54%	.54%	.53%	.51%
Expenses net of fee waivers, if any	.55%	.54%	.54%	.53%	.51%
Expenses net of all reductions	.55%	.54%	.54%	.53%	.51%
Net investment income (loss)	3.31%	3.69%	3.61%	4.05%	4.16%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 33	$ 33	$ 33	$ 21
Portfolio turnover rate	10%	13%	9%	9%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

E Amount represents less than $.001 per share.

F Total distributions of $.495 per share is comprised of distributions from net investment income of $.4945 and distributions from net realized gain of $.0007 per share.

G Total distributions of $.459 per share is comprised of distributions from net investment income of $.4578 and distributions from net realized gain of $.0016 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Annual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 171,710
Gross unrealized depreciation	(772)
Net unrealized appreciation (depreciation) on securities	$ 170,938

Tax Cost	$ 1,620,019

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (15,484)
Net unrealized appreciation (depreciation) on securities and other investments	$ 170,938

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (13,604)
2018	(1,880)
Total with expiration	$ (15,484)

At period end, the Fund was required to defer approximately $1,536 of losses on futures contracts.

The Fund intends to elect to defer to its next fiscal year $270 of capital losses recognized during the period November 1,2014 to February 28, 2015.

The tax character of distributions paid was as follows:

	February 28, 2015	February 28, 2014
Tax-exempt Income	$ 63,616	$ 66,057

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 0.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $208,336 and $177,983, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 92	$ 6
Class T	-%	.25%	16	-*
Class B	.65%	.25%	6	5
Class C	.75%	.25%	224	27
			$ 338	$ 38

* Amount represents one hundred and ninety six dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	1
Class B*	-**
Class C*	6
$ 12

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents four hundred fifty dollars.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 55.15
Class T	5.08
Class B	1.08
Class C	34.15
California Municipal Income	1,206.07
Institutional Class	56.16
	$ 1,357

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $32.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2015	2014
From net investment income
Class A	$ 1,157	$ 1,423
Class T	206	193
Class B	18	29
Class C	544	663
California Municipal Income	60,514	62,626
Institutional Class	1,177	1,123
Total	$ 63,616	$ 66,057

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended February 28,	2015	2014	2015	2014
Class A
Shares sold	1,084	791	$ 14,095	$ 9,903
Reinvestment of distributions	71	69	919	862
Shares redeemed	(673)	(2,425)	(8,683)	(30,125)
Net increase (decrease)	482	(1,565)	$ 6,331	$ (19,360)
Class T
Shares sold	65	99	$ 834	$ 1,236
Reinvestment of distributions	12	11	159	137
Shares redeemed	(58)	(65)	(746)	(809)
Net increase (decrease)	19	45	$ 247	$ 564
Class B
Shares sold	-**	-*	$ 3	$ 5
Reinvestment of distributions	1	1	11	15
Shares redeemed	(17)	(29)	(212)	(363)
Net increase (decrease)	(16)	(28)	$ (198)	$ (343)
Class C
Shares sold	361	528	$ 4,694	$ 6,733
Reinvestment of distributions	30	36	392	451
Shares redeemed	(479)	(522)	(6,148)	(6,504)
Net increase (decrease)	(88)	42	$ (1,062)	$ 680

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended February 28,	2015	2014	2015	2014
California Municipal Income
Shares sold	23,587	27,190	$ 305,242	$ 339,862
Reinvestment of distributions	2,902	3,210	37,591	40,148
Shares redeemed	(17,675)	(43,931)	(228,780)	(547,233)
Net increase (decrease)	8,814	(13,531)	$ 114,053	$ (167,223)
Institutional Class
Shares sold	1,164	1,068	$ 15,138	$ 13,308
Reinvestment of distributions	63	60	817	747
Shares redeemed	(821)	(1,062)	(10,622)	(13,285)
Net increase (decrease)	406	66	$ 5,333	$ 770

* Amount represents four hundred five shares.

** Amount represents two hundred thirty-seven shares.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust and the Shareholders of Fidelity California Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity California Municipal Income Fund (a fund of Fidelity California Municipal Trust) at February 28, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 15, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 217 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of FMR Investment Management (U.K.) Limited (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and FMR Investment Management (U.K.) Limited (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2015, 100% of the fund's income dividends was free from federal income tax, and 4.60% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser, Fidelity SelectCo, LLC, to manage sector-based funds and products; (viii) continuing to develop, acquire, and implement systems and technology to improve security and services to the funds and to increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in money market fund offerings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity California Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2013 and the total expense ratio of Class C ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees as compared to most competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASCMI-UANN-0415
1.790906.111

Item 2. Code of Ethics

As of the end of the period, February 28, 2015, Fidelity California Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity California Municipal Income Fund and Fidelity California Limited Term Tax-Free Bond Fund (the "Funds"):

Services Billed by PwC

February 28, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California Municipal Income Fund	$49,000	$-	$2,400	$2,400
Fidelity California Limited Term Tax-Free Bond Fund	$53,000	$-	$2,400	$2,000

February 28, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California Municipal Income Fund	$50,000	$-	$2,300	$2,100
Fidelity California Limited Term Tax-Free Bond Fund	$54,000	$-	$2,300	$1,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2015A	February 28, 2014A
Audit-Related Fees	$5,900,000	$4,970,000
Tax Fees	$-	$-
All Other Fees	$-	$50,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2015 A	February 28, 2014 A
PwC	$8,110,000	$5,495,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 29, 2015